FIDELITY


(registered trademark)
MASSACHUSETTS
MUNICIPAL
FUNDS
(FORMERLY FIDELITY MASSACHUSETTS
TAX-FREE PORTFOLIOS)


ANNUAL REPORT
JANUARY 31, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Massachusetts Municipal Income Fund (formerly Fidelity Massachusetts Tax-Free High Yield Portfolio) voted to pay on March 4, 1996 to shareholders of record at the opening of business on March 1, 1996 a distribution of $.001 derived from capital gains realized from sales of portfolio securities.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
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you call. If you forget your PIN, please
call a Fidelity representative at 1-800-
544-6666 for assistance.




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* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND
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VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS
MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning., Jr., Vice President
Janice Bradburn, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Marvin L. Mann*
Edward H. Malone*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
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Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE
FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE HIGH YIELD PORTFOLIO)

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                     PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Massachusetts Municipal Income Fund                14.76%   51.54%   118.79%

Lehman Brothers Massachusetts Enhanc
ed                                                 14.96%   n/a      n/a
Municipal Bond Index

Massachusetts Municipal Debt Funds Average         13.80%   50.73%   109.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Massachusetts Enhanced Municipal Bond Index - a gauge of the Massachusetts municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt fund's average, which reflects the performance of 48 Massachusetts municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past year. Both benchmarks include reinvested dividends and capital gains, if any. Recent U.S. Consumer Price Index information was not available from the U.S. Department of Labor at the time this report was printed.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                     PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Massachusetts Municipal Income Fund                14.76%   8.67%    8.14%

Lehman Brothers Massachusetts Enhanc
ed                                                 14.96%   n/a      n/a
Municipal Bond Index

Massachusetts Municipal Debt Funds Average         13.80%   8.55%    7.66%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
                       Mass Free High YielLB Municipal Bond I
              01/31/86           10000.00           10000.00
              02/28/86           10367.48           10396.60
              03/31/86           10429.59           10399.93
              04/30/86           10374.45           10407.83
              05/31/86           10203.49           10238.39
              06/30/86           10277.95           10336.07
              07/31/86           10369.51           10398.81
              08/31/86           10757.83           10864.36
              09/30/86           10784.46           10891.63
              10/31/86           10958.84           11079.73
              11/30/86           11112.66           11299.22
              12/31/86           11124.78           11268.03
              01/31/87           11364.99           11607.31
              02/28/87           11451.78           11664.42
              03/31/87           11415.06           11540.78
              04/30/87           10840.47           10961.66
              05/31/87           10702.26           10907.29
              06/30/87           10886.33           11227.53
              07/31/87           11043.46           11342.05
              08/31/87           11082.46           11367.57
              09/30/87           10632.58           10948.45
              10/31/87           10490.77           10987.20
              11/30/87           10762.49           11274.08
              12/31/87           10984.65           11437.67
              01/31/88           11330.59           11845.08
              02/29/88           11460.82           11970.28
              03/31/88           11260.80           11830.83
              04/30/88           11352.55           11920.74
              05/31/88           11413.26           11886.29
              06/30/88           11536.60           12060.19
              07/31/88           11618.23           12138.82
              08/31/88           11658.15           12149.50
              09/30/88           11827.86           12369.41
              10/31/88           12041.53           12587.73
              11/30/88           11972.08           12472.42
              12/31/88           12156.83           12600.02
              01/31/89           12330.84           12860.58
              02/28/89           12250.06           12713.84
              03/31/89           12258.94           12683.46
              04/30/89           12560.11           12984.56
              05/31/89           12783.65           13254.25
              06/30/89           12892.72           13434.25
              07/31/89           12991.63           13617.09
              08/31/89           12941.23           13483.77
              09/30/89           12891.73           13443.59
              10/31/89           13013.86           13608.01
              11/30/89           13198.19           13846.15
              12/31/89           13280.93           13959.41
              01/31/90           13215.85           13893.38
              02/28/90           13379.49           14017.73
              03/31/90           13402.45           14021.93
              04/30/90           13226.47           13920.41
              05/31/90           13514.21           14224.30
              06/30/90           13655.82           14349.33
              07/31/90           13848.82           14560.98
              08/31/90           13682.70           14349.56
              09/30/90           13728.52           14357.73
              10/31/90           13775.39           14618.18
              11/30/90           14201.09           14912.16
              12/31/90           14261.65           14977.02
              01/31/91           14437.87           15178.02
              02/28/91           14548.61           15310.06
              03/31/91           14621.09           15315.58
              04/30/91           14823.74           15520.04
              05/31/91           14973.08           15658.01
              06/30/91           15002.64           15642.51
              07/31/91           15220.04           15833.04
              08/31/91           15358.69           16041.56
              09/30/91           15499.88           16250.42
              10/31/91           15638.04           16396.67
              11/30/91           15679.45           16442.42
              12/31/91           15874.00           16795.27
              01/31/92           16012.10           16833.57
              02/29/92           16063.12           16838.95
              03/31/92           16078.96           16845.18
              04/30/92           16221.76           16995.11
              05/31/92           16398.80           17195.14
              06/30/92           16671.52           17483.67
              07/31/92           17119.77           18007.83
              08/31/92           16904.39           17832.26
              09/30/92           17048.32           17948.88
              10/31/92           16760.31           17772.44
              11/30/92           17184.52           18090.75
              12/31/92           17348.48           18275.45
              01/31/93           17603.54           18488.00
              02/28/93           18209.18           19156.71
              03/31/93           18044.46           18954.22
              04/30/93           18210.27           19145.47
              05/31/93           18333.80           19253.07
              06/30/93           18622.63           19574.40
              07/31/93           18609.64           19600.04
              08/31/93           18997.95           20008.12
              09/30/93           19322.45           20236.01
              10/31/93           19369.94           20275.06
              11/30/93           19210.80           20096.44
              12/31/93           19590.06           20520.68
              01/31/94           19816.45           20755.02
              02/28/94           19401.78           20217.47
              03/31/94           18566.86           19394.21
              04/30/94           18629.43           19558.67
              05/31/94           18812.84           19728.25
              06/30/94           18725.23           19607.71
              07/31/94           19079.11           19967.12
              08/31/94           19163.10           20036.20
              09/30/94           18851.19           19742.07
              10/31/94           18471.69           19391.45
              11/30/94           17950.40           19040.86
              12/31/94           18400.24           19459.95
              01/31/95           19065.31           20016.11
              02/28/95           19599.40           20598.18
              03/31/95           19862.04           20834.85
              04/30/95           19871.68           20859.44
              05/31/95           20493.52           21525.06
              06/30/95           20177.41           21336.72
              07/31/95           20313.99           21538.99
              08/31/95           20560.76           21812.10
              09/30/95           20731.48           21950.18
              10/31/95           21069.59           22269.33
              11/30/95           21439.89           22638.78
              12/31/95           21725.41           22856.34
              01/31/96           21879.22           23028.90

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Massachusetts Municipal Income Fund on January 31, 1986. As the chart shows, by January 31, 1996, the value of your investment would have grown to $21,879 - a 118.79% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond index did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,029 - a 130.29% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS


            YEARS ENDED JANUARY 31,

            1996                      1995   1994   1993   1992

Dividend return  6.41% 5.85% 6.32% 6.67% 7.08%
Capital appreciation
 return  8.35% -9.64% 6.25% 3.27% 3.82%

Total return  14.76% -3.79% 12.57% 9.94% 10.90%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.26(cents)   31.86(cents)   65.16(cents)

Annualized dividend rate                 5.32%         5.53%          5.77%

30-day annualized yield                  4.83%         -              -

30-day annualized tax-equivalent yield   8.58%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.64 over the past month, $11.42 over the past six months and $11.30 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.68% combined 1996 federal and state tax bracket. A portion of the fund's income may be subject to the alternative minimum tax.
FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE HIGH YIELD PORTFOLIO)



FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
strong returns for the 12 months
ended January 31, 1996. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 15.05%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
16.95%. Tax-free bonds kicked off
1995 by surging ahead of their
taxable counterparts in the first
quarter on signs of a slowing
economy and tamer inflation
expectations. By spring, however,
the muni bond market began to
underperform U.S. Treasury
securities when Congress began
consideration of tax-code changes,
some of which threatened the
tax-exempt status of municipal
securities. This threat of tax reform
dampened enthusiasm in the
municipal bond market, stalling the
rally and helping shorter maturity
bonds to outperform their longer
counterparts throughout the spring
and summer months. By the fourth
quarter of 1995, historically
attractive valuations relative to
Treasuries, a slowdown in supply,
and stronger demand from
insurance companies and retail
buyers helped longer-term tax-free
bonds rebound.
An interview with Steven Harvey, Portfolio Manager of Fidelity Massachusetts Municipal Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. For the 12 months ended January 31, 1996, the fund returned 14.76%. That beat the average Massachusetts municipal debt fund's average, which returned 13.80% for the same period, as tracked by Lipper Analytical Services. The Lehman Brothers Massachusetts Enhanced Municipal Bond Index returned 14.96%.
Q. WHAT HELPED THE FUND PERFORM BETTER THAN THE AVERAGE FUND OF ITS TYPE?
A. Beginning in August when I started managing the fund, I increased the fund's investments in intermediate maturity bonds, or those with maturities between five and 15 years. I did that because the yield curve (a graphical representation of the yields offered by bonds with various maturities) was historically flat. In other words, bonds with longer-maturities didn't really offer much of an incentive in the form of additional income in order to compensate for their increased interest rate risk. From my perspective, the tax-reform debate in Washington caused investors to favor short- and intermediate-term bonds over long- term bonds in fear that municipal bonds would lose their tax-exempt status. Intermediate bonds did quite well during the fall and helped the fund's performance.
Q. WERE THERE OTHER FACTORS?
A. During the period, the fund was generally overweighted in long-term discount coupon bonds. Discount coupon bonds sell below their face value because they offer coupons, or interest rates, below that of current interest payments. As interest rates fell, discount bonds appreciated and helped the fund's performance. Toward the end of the period, I began selling some of these longer-term discount coupon bonds, locking in their gains. I bought intermediate-maturity premium coupon bonds which offered interest payments above newly-issued bonds.
Q. THERE WAS A NOTICEABLE CHANGE IN THE FUND'S CREDIT QUALITY OVER THE PAST SIX MONTHS ...
A. In Massachusetts, the decline in municipal issuance was particularly evident in the area of higher-yielding, lower-quality municipal bonds. With this drop in supply of non-investment grade munis in Massachusetts - and a stable demand - the prices of these bonds rose throughout the year. That's because yield-hungry investors sought these higher-yielding securities as a way to compensate for falling yields. So I was able to sell at a profit the majority of the fund's stake in these bonds, and invested much of the proceeds in higher-quality, investment-grade bonds.
Q. THE FUND'S HEALTH-CARE STAKE ALSO DROPPED DURING THE PAST SIX MONTHS. WAS THAT RELATED TO THE IMPROVEMENT OF THE FUND'S CREDIT QUALITY?
A. Yes, in part. However, I sold many health-care bonds because I was concerned about the continued growth in competitive pressures among Massachusetts health-care providers. National organizations including Columbia HCA have acquired some providers in state, and there were a number of consolidations among teaching and community hospitals last year. Like any investor, I've tried to maintain holdings in the leading providers with large market shares in their respective location. In general, I look for facilities with a management team that is preparing for the future, as opposed to one that will circle the wagons and fight out local turf wars.
Q. YOU ALSO ADDED SOME STUDENT LOAN BONDS SINCE TAKING OVER. WHAT'S THE ATTRACTION TO THIS SECTOR?
A. The fund's student loan holdings generally offered a yield advantage over bonds with comparable credit ratings and maturities. Student loan bonds are perceived to carry prepayment risk, meaning they could be paid off before their scheduled maturity dates. Because of this perceived risk, they tended to offer a good value relative to other types of bonds with similar credit ratings and maturities. Using Fidelity's research capabilities, I targeted student loan bonds which appeared to have carried the smallest risk of being prepaid.
Q. THERE WAS A CHANGE TO THE FUND'S INVESTMENT POLICY. HOW DOES THIS AFFECT YOUR STRATEGY?
A. The fund is now permitted to invest in any amount of municipal securities that may be considered taxable under the alternative minimum tax
(AMT). The AMT is an alternative method for calculating federal income tax liabilities and is generally limited to individuals in high-income tax brackets. I am now able to focus on all marketplace opportunities - including areas dominated by AMT securities, such as student loans and airports. If you are not subject to the AMT, the recent policy change will in no way affect the tax-exempt status of your income from the fund. If you are one of the few investors who is subject to the AMT or if you are unsure, you should consult your tax advisor for further information.
Q. WHAT'S YOUR OUTLOOK?
A. The past 12 months were a tremendous year for all of the fixed-income markets. Investors, however, should not assume the bond markets will be able to maintain the torrid pace they set in 1995. Rather, I believe that identifying the right securities within the right sectors will be the key to performance in 1996. So I'll continue to leverage Fidelity's research capabilities in order to pursue these opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Massachusetts
residents by investing mainly
in longer-term,
investment-grade municipal
securities whose interest is
free from federal and state
income tax
START DATE: November 10,
1983
SIZE: as of January 31, 1996,
more than $1 billion
MANAGER: Steven Harvey,
since August 24, 1995;
manager,
Fidelity Ohio Municipal
Income Fund, since 1994;
manager, Spartan
Pennsylvania Municipal
Income, Spartan Maryland
Municipal Income funds since
1993; joined Fidelity in 1986
(checkmark)


STEVEN HARVEY'S OUTLOOK ON THE
MASSACHUSETTS ECONOMY, FISCAL
HEALTH AND MUNICIPAL BOND
MARKET:
"From an economic
standpoint, Massachusetts is
quite strong and has
successfully rebounded from
its problems stemming from
the recession in the late
1980s and the early 1990s.
Nearly half of the jobs lost
during that time have been
regained, in part due to the
growing health care,
technology and financial
services industries. The
state's fiscal situation also
continues to improve.
Economic strength coupled
with tight control over
spending has helped
strengthen the state's fiscal
status over the past several
years.
"Over the next several years
we could see increased
municipal bond issuance in
Massachusetts. That's
primarily because of the
financing needed for the
depression of Boston's
Central Artery and
improvements to Logan
Airport."
FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE HIGH YIELD PORTFOLIO)



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JANUARY 31, 1996
                        % OF FUND'S    % OF FUND'S INVESTMENT
                        INVESTMENTS    S
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      20.2           12.5

Health Care             18.4           33.1

Education               14.6           10.7

Escrowed/Pre-refunded   9.0            0.2

Electric Revenue        8.1            9.3

AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years   15.3   18.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1996
              6 MONTHS AGO

Years   7.5   8.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995
Aaa 30.3%
Aa, A 45.1%
Baa 10.0%
Ba, B 1.3%
Non-rated 7.2%
Short-term
investments 6.1%
Aaa 25.2%
Aa, A 45.6%
Baa 11.0%
Ba, B 2.4%
Non-rated 12.8%
Short-term
investments 3.0%
Row: 1, Col: 1, Value: 30.3
Row: 1, Col: 2, Value: 45.1
Row: 1, Col: 3, Value: 10.0
Row: 1, Col: 4, Value: 1.3
Row: 1, Col: 5, Value: 7.2
Row: 1, Col: 6, Value: 6.1
Row: 1, Col: 1, Value: 25.2
Row: 1, Col: 2, Value: 45.6
Row: 1, Col: 3, Value: 11.0
Row: 1, Col: 4, Value: 2.4
Row: 1, Col: 5, Value: 12.8
Row: 1, Col: 6, Value: 3.0
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 3.7% AND 10.1% OF THE FUND'S INVESTMENTS AT JANUARY 31, 1996, AND JULY 31, 1995, RESPECTIVELY.
FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE HIGH YIELD PORTFOLIO)



INVESTMENTS JANUARY 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 93.9%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - 90.6%
Amherst Gen. Oblig.:
 6.50% 1/15/08  Aa $ 795,000 $ 873,505
 6.50% 1/15/09  Aa  770,000  841,224
 6.50% 1/15/10  Aa  750,000  818,437
Barnstable Ind. Dev. Fing. Auth. Ind. Dev. Rev.
(Whitehall Pavilion Health Proj.) 10.125%
2/15/26 (FHA Guaranteed)  A  3,075,000  3,181,056
Bellingham Gen. Oblig.:
 7.50% 7/1/06  A  310,000  356,112
 7.50% 7/1/07  A  310,000  356,887
 7.50% 7/1/08  A  310,000  356,887
 7.50% 7/1/09  A  310,000  354,174
 7.50% 7/1/10  A  310,000  352,624
 7.50% 7/1/11  A  300,000  339,749
Boston Gen. Oblig. Series A :
 7% 2/1/00 (AMBAC Insured)  Aaa  2,060,000  2,273,724
 Unltd. Tax , 6.75% 7/1/11 (MBIA Insured)
 (Pre-Refunded to 7/1/01 @102) (c)  Aaa  2,500,000  2,853,124
Boston Econ. Dev. & Ind. Corp. (Boston Army
Base 1983 Proj.) 6.25% 8/1/03  AA  4,830,000  5,186,212
Boston Hsg. Dev. Corp. Mtg. Rev. Rfdg. Section 8,
Series A, 5.15% 7/1/08 (FHA Guaranteed)
(MBIA Insured)  Aaa  3,340,000  3,310,774
Boston Ind. Dev. Rev. (North End Commty.
Nursing Home) 11.45% 3/15/25
(FHA Guaranteed)  AA  4,820,000  5,494,799
Boston Wtr. & Swr. Commission Gen. Sr. Series A:
 Rev. Rfdg. 5.75% 11/1/13  A  10,025,000  10,513,718
 5.40% 11/01/08  A  1,000,000  1,023,749
 5.25% 11/1/19  A  10,100,000  9,935,874
Bourne Gen. Oblig. Unltd. Tax (Land Acquisition Loan):
 8% 12/15/04  Baa1  290,000  339,662
 8% 12/15/05  Baa1  290,000  343,649
 8% 12/15/06  Baa1  290,000  345,099
 8% 12/15/07  Baa1  290,000  347,274
Brockton Gen. Oblig. 7.75% 12/15/96  Baa  1,500,000  1,541,505
Brockton Hsg. Dev. Corp. Multi-Family Hsg. Rev.
Rfdg. (Douglas House Proj.) 7.375% 9/1/24
(FNMA Coll.)  AAA  8,305,000  8,782,538
Chelsea School Proj. Loan Act 1948:
 6.50% 6/15/12 (AMBAC Insured)  Aaa  1,500,000  1,635,000
 6%, 6/15/14 (AMBAC Insured)  Aaa  1,830,000  1,903,200
Dedham-Westwood Wtr. Dist. Rfdg. 5.10%
10/15/12 (MBIA Insured)  Aaa  1,000,000  970,000
Dighton & Rehoboth Reg'l. School Dist.:
 5.40% 5/15/10 (AMBAC Insured)  Aaa  385,000  392,219
 5.40% 5/15/11 (AMBAC Insured)  Aaa  185,000  188,006
 5.40% 5/15/12 (AMBAC Insured)  Aaa  225,000  226,969
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Framingham Hsg. Dev. Corp. Mtg. Rev.
(Claffin House) Series A, 6.95% 1/1/24
(FHA Guaranteed)  AAA $ 1,820,000 $ 1,904,175
Granville Gen. Oblig.:
 7.30% 7/15/05 (MBIA Insured)  Aaa  145,000  174,181
 7.30% 7/15/06 (MBIA Insured)  Aaa  145,000  175,269
 7.30% 7/15/07 (MBIA Insured)  Aaa  140,000  170,100
 7.30% 7/15/08 (MBIA Insured)  Aaa  140,000  170,450
Halifax Gen. Oblig.:
 6.20% 6/1/10 (AMBAC Insured)  Aaa  325,000  353,438
 6.25% 6/1/11 (AMBAC Insured)  Aaa  325,000  353,438
 6.30% 6/1/12 (AMBAC Insured)  Aaa  325,000  353,844
 6.30% 6/1/13 (AMBAC Insured)  Aaa  325,000  352,625
Haverhill Rfdg. Series A:
 6.40% 9/1/03 (AMBAC Insured)  Aaa  1,600,000  1,772,000
 6.50% 9/1/04 (AMBAC Insured)  Aaa  1,595,000  1,766,463
Holyoke School Proj. Loan Act :
 7.35% 8/1/02  Baa  2,270,000  2,542,400
 7.65% 8/1/09  Baa  2,205,000  2,417,231
Hudson Ltd. Tax :
 7.50% 8/15/01  A  215,000  246,713
 7.50% 8/15/02  A  215,000  244,294
 7.50% 8/15/03  A  215,000  246,175
Leicester Gen. Oblig. Unltd. Tax :
 5% 1/15/11 (MBIA Insured)  Aaa  515,000  505,988
 5.10% 5/15/13 (MBIA Insured)  Aaa  305,000  297,756
 5.10% 1/15/14 (MBIA Insured)  Aaa  500,000  485,000
Lowell Gen. Oblig.:
 Rfdg. Series A, 5.50% 1/15/10 (FSA Insured)  Aaa  2,000,000  2,022,500
 8% 1/15/00  Baa1  995,000  1,123,106
 Ltd. Tax 6.25% 8/1/04 (AMBAC Insured)  Aaa  2,035,000  2,253,763
 Ltd. Tax 6.25% 8/1/05 (AMBAC Insured)  Aaa  2,120,000  2,353,200
 5.80% 4/1/08 ((CGIC Insured)  Aaa  1,195,000  1,260,725
 8.40% 1/15/09  Aaa  1,250,000  1,460,938
 7.625% 2/15/10
 (Pre-Refunded to 2/15/01 @ 103) (c)  Aaa  1,650,000  1,947,000
Lowell Hsg. Dev. Corp. Multi-Family Rev. Rfdg.
Series A:
  7.875% 11/1/24 (FNMA Coll.)  AAA  5,440,000  5,807,200
  7.875% 11/1/00 (FNMA Coll.)  AAA  645,000  682,894
Lynn Gen. Oblig. Rfdg. 5.25% 1/15/11
(FSA Insured)  Aaa  5,570,000  5,472,525
Lynn Wtr. & Swr. Commission Rev. Rfdg.:
 5.35% 12/1/07 (FGIC Insured)  Aaa  760,000  790,400
 5.40% 12/1/08 (FGIC Insured)  Aaa  805,000  833,175
 5.45% 12/1/09 (FGIC Insured)  Aaa  850,000  874,438
 5.50% 12/1/10 (FGIC Insured)  Aaa  500,000  513,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Bay Trans. Auth. Gen.:
 Rfdg. (Gen. Trans. Sys.) Series A:
  5.50% 3/1/09  A1 $ 6,000,000 $ 6,202,500
  5.50% 3/1/12  A1  4,350,000  4,480,500
  6.25% 3/1/12  A1  1,500,000  1,666,875
 (Gen. Trans. Sys.) Series A:
  6.25% 3/1/05  A1  2,780,000  3,106,650
  5.70% 3/1/09  A1  5,000,000  5,293,750
  7% 3/1/21  A1  1,500,000  1,828,125
  6% 3/1/12  A1  4,400,000  4,603,500
 Series B:
  6.20% 3/1/16  A1  6,000,000  6,645,000
  5.50% 3/1/21  A1  8,250,000  8,105,625
  7.80% 3/1/10
  (Pre-refunded to 3/1/01 @ 102) (c)  Aaa  5,000,000  5,906,250
  7.875% 3/1/21
  (Pre-refunded to 3/1/01 @ 102) (c)  Aaa  13,450,000  15,938,250
Massachusetts Gen. Oblig.:
 (Consolidated Loan):
  Series A:
   5% 1/1/04 (MBIA Insured)  Aaa  9,150,000  9,413,063
   5.40% 11/1/06  A1  1,000,000  1,053,750
   7.625% 6/1/08
   (Pre-Refunded to 6/1/01 @102) (c)  Aaa  7,355,000  8,678,900
   5% 1/1/10 (FGIC Insured)  Aaa  3,000,000  2,955,000
  Series B:
   0% 6/1/99  A1  2,000,000  1,742,500
   0% 7/1/02  A1  12,250,000  9,218,125
   7.25% 7/1/05
   (Pre-Refunded to 7/1/98 @101.5) (c)  Aaa  1,000,000  1,091,250
   5.40% 11/1/07 (MBIA Insured)  Aaa  17,645,000  18,505,194
  Series C:
   7.25% 12/1/00 (FGIC Insured)  Aaa  2,000,000  2,200,000
   0% 12/1/05  A1  6,500,000  4,078,750
   5.625% 8/1/13  Aaa  4,000,000  4,125,000
  Series D:
   6.875% 7/1/10
   (Pre-Refunded to 7/1/0 @102) (c)  Aaa  1,000,000  1,146,250
   5.125% 11/1/11 (FGIC Insured)  Aaa  5,000,000  4,962,500
   5.125% 11/1/12 (FGIC Insured)  Aaa  7,765,000  7,697,056
 Rfdg. Series A:
  6.25% 7/1/02  A1  9,315,000  10,293,075
  6.25% 7/1/03  A1  18,000,000  20,025,000
  6.25% 7/1/04  A1  3,000,000  3,352,500
  5.25% 2/1/08  A1  5,000,000  5,087,500
 Rfdg. Series B:
  5.40% 11/1/06  A1  3,750,000  3,951,563
  6.50% 8/1/08  A1  2,500,000  2,853,125
Massachusetts State College Bldg. Rfdg.
 Series A, 7.50% 5/1/05  A1  3,000,000  3,633,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev.:
 Rfdg. (Boston College) Series K:
  5.25% 6/1/09  A1 $ 2,980,000 $ 3,054,500
  5.25% 6/1/10  A1  3,025,000  3,077,938
  5.375% 6/1/14  A1  10,445,000  10,706,125
  5.25% 6/1/23  A1  8,000,000  7,880,000
 Rfdg. (Massachusetts Gen. Hosp.) Series F,
 6.25% 7/1/12 (AMBAC Insured)  Aaa  3,250,000  3,668,438
 Rfdg. (Wheaton College)
 Series C, 5.125% 7/1/09  A  1,130,000  1,110,225
 (Anna Jaques Hosp.) Series B:
  5.90% 10/1/99  Baa1  930,000  952,088
  6% 10/1/00  Baa1  985,000  1,013,319
  6.875% 10/1/12  Baa1  3,250,000  3,371,875
 (Baystate Medical Center) Series D, 5%
 7/1/12 (FGIC Insured)  Aaa  1,500,000  1,447,500
 (Blood Institute) Series A, 6.50% 2/1/22  -  15,770,000  16,144,538
 (Cape Cod Health Sys.) Series A, 5.25%
 11/15/13 (Connie Lee Insured)  AAA  3,500,000  3,399,375
 (Cardinal Cushing Gen. Hosp.)
 Series A, 8.50% 7/1/00  -  800,000  824,000
 (Central Med. Ctr.) Series B, 0% 6/23/22
 (AMBAC Insured) INFL (d)  Aaa  10,000,000  11,987,500
 (Daughter's Charity-Carney Hosp.)
 Series C, 7.75% 7/1/14
 (Pre-Refunded to 7/1/00 @ 102) (c)  Aaa  2,300,000  2,679,500
 (Emerson Hosp.) Series C, 8% 7/1/18
 (Pre-Refunded to 7/1/00 @ 102) (c)  Baa1  22,545,000  26,377,650
 (Falmouth Hosp.) Series C, 5.50% 7/1/08
 (MBIA Insured)  Aaa  1,000,000  1,041,250
 (Faulkner Hosp.) Series C:
  6% 7/1/13  Baa1  8,995,000  8,792,613
  6% 7/1/23  Baa1  6,605,000  6,274,750
 (Harvard Univ.):
  Rfdg. Series P, 5.60% 11/1/14  Aaa  1,000,000  1,037,500
  5.625% 11/1/28  Aaa  1,500,000  1,533,750
  5.375% 11/1/32  Aaa  5,880,000  5,887,350
 (Hebrew Rehabilitation Ctr. for Aged) Series B:
  7% 7/1/97  A-  735,000  757,969
  7.375% 7/1/17  A-  14,000,000  14,682,500
 (Lowell Gen. Hosp.) Series A:
  8.25% 6/1/00  Baa1  2,955,000  3,235,725
  8.40% 6/1/11  Baa1  2,565,000  2,879,213
 (Medical, Academic, & Scientific Cmnty.
 Organizations) Series A, 6.625% 1/1/15  A-  4,150,000  4,440,500
 (Milford Whitinsville Reg'l. Hosp.) Series B:
  7.125% 7/15/02  Ba1  3,100,000  3,165,875
  7.75% 7/15/17  Ba1  12,400,000  12,570,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev. - continued
 (Morton Hosp. & Med. Ctr.) Series B, 5.25%
 7/1/08 (Connie Lee Insured)  AAA $ 2,800,000 $ 2,821,000
 (Mt. Auburn Hosp.) Issue Series B-1, 6.25%
 8/15/14 (MBIA Insured)  Aaa  1,250,000  1,346,875
 (Newton/Wellesley Hosp.) Issue C, 8% 7/1/18
 (MBIA Insured)
 (Pre-Refunded to 7/1/98 @ 102) (c)  Aaa  500,000  556,250
 (Notre Dame Health Care Ctr.) Series A:
  7.25% 10/1/01  -  690,000  734,850
  7.875% 10/1/22  -  5,000,000  5,243,750
 (Simmons College) Series B, 7.50% 10/1/20  Baa1  6,190,000  6,940,538
 (Sisters Providence Health Sys.)
 Series A, 6.50% 11/15/08  Baa1  1,300,000  1,327,625
 (Tufts Univ.):
  Series C, 7.40% 8/1/08  A1  1,000,000  1,098,750
  6.13% 8/15/18 (FGIC Insured) INFL (d)  Aaa  7,900,000  7,949,375
 (Wellesley College) Series D:
  5.30% 7/1/14  Aa1  5,400,000  5,440,500
  5.375% 7/1/19  Aa1  7,015,000  7,085,150
 (Wheaton College) Series C:
  5.25% 7/1/14  A  2,655,000  2,635,088
  5.25% 7/1/19  A  2,000,000  1,970,000
 (Whidden Mem. Hosp.) Series B:
  7.375% 7/1/98  -  710,000  739,288
  7.875% 7/1/12  -  6,530,000  6,709,575
 (Williams College) Series D, 5.50% 7/1/17  Aa1  4,000,000  4,065,000
Massachusetts Hsg. Fin. Agcy. (Hsg. Proj.)
Series A, 6.15% 10/1/15 (AMBAC Insured)  Aaa  1,000,000  1,020,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
 Rfdg. Series A:
  4.25% 12/1/98 (MBIA Insured)  Aaa  1,500,000  1,511,250
  6% 12/1/13 (MBIA Insured)  Aaa  5,680,000  5,829,100
 (Single Family Hsg.):
  Series 3, 7.30% 6/1/14  Aa  6,000,000  6,215,520
  Series 8, 7.70% 6/1/17  Aa  500,000  529,375
  Series 10, 7.70% 12/1/17  Aa  755,000  795,581
  Series 16, 7.80% 12/1/05  Aa  880,000  930,600
  Series 16, 7.90% 6/1/14  Aa  890,000  943,400
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg. (Atlanticare Med. Ctr.)
 Series A, 10.125% 11/1/14  -  8,400,000  7,980,000
 Rfdg. (Chelsea Jewish Nursing Home) Series A,
 11.15% 2/15/25 (FHA Guaranteed)  A-  3,590,000  4,132,234
 Rfdg. (Eastern Edison Co. Proj.) 5.875% 8/1/08  Baa2  3,050,000  3,088,125
 Rfdg. (Framingham Union Hosp.)
 Series A, 8.25% 7/1/00  Baa1  2,945,000  3,154,831
 Rfdg. (Framingham Union Hosp.)
 Series A, 8.625% 7/1/12  Baa1  14,645,000  15,889,825
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev. - continued
 Rfdg. (Inner Belt Realty Trust Proj.)
 Series 1985, 9.50% 12/1/98  - $ 1,484,233 $ 1,552,256
 Rfdg. (Lesley College) Series A, 6.30% 7/1/15
 (Connie Lee Insured)  Aaa  2,525,000  2,704,906
 Rfdg. (Milton Academy) Series B, 5.25% 9/1/19
 (MBIA Insured)  Aaa  3,000,000  2,951,250
 Rfdg. (Philips Academy) 5.375% 9/1/23  Aa1  14,800,000  14,874,000
 (Atlanticare Med. Ctr.)
 Series A, 10.125% 11/1/14  -  1,900,000  1,805,000
 (Babson College) Series A:
  5.60% 10/1/06 (MBIA Insured)  Aaa  515,000  555,556
  5.70% 11/1/07 (MBIA Insured)  Aaa  545,000  587,919
 (Boston Architectural Ctr. Proj.) 8.50% 9/1/19  -  3,595,000  3,833,169
 (Brandon Residential Treatment Proj.)
 8.75% 2/1/24  -  5,360,000  5,494,000
 (Concord Academy) 6.90% 9/1/21 (FSA Insured)  Aaa  1,370,000  1,529,263
 (Emerson College):
  8.50% 1/1/03  -  5,000,000  5,637,500
  Series 1992, 8.25% 1/1/17  -  3,000,000  3,330,000
  8.90% 1/1/18  -  4,250,000  4,791,875
 (Evergreen Ctr., Inc.) 9.25% 11/1/11  -  4,435,000  4,872,956
 (Holy Cross College) 7% 7/1/19  A1  9,000,000  9,573,750
 (Institite Dev. Disabilities) 9.25% 6/1/09  -  4,185,000  4,101,300
 (Leominster Hosp.) Series A, 8.375% 8/1/99,
 (Escrowed to Maturity) (c)  -  2,800,000  3,003,000
 (Meadow Green Nursing) 9.60% 8/1/27
 (FHA Guaranteed)  AA  3,820,000  4,011,000
 (Massachusetts Biomedical):
  (Cap. Appreciation):
   Series A-1, 0% 8/1/02  A1  3,650,000  2,691,875
   Series A-1, 0% 8/1/03  A1  1,000,000  682,500
   Series A-2, 0% 8/1/05  A-  24,600,000  14,975,250
   Series A-2, 0% 8/1/07  A-  25,000,000  13,250,000
   Series A-2, 0% 8/1/08  A-  20,000,000  9,975,000
   Series A-2, 0% 8/1/10  A-  10,000,000  4,325,000
 (Museum of Science Proj.):
  4.90% 11/1/06 ((CGIC Insured)  Aaa  480,000  480,600
  5% 11/1/07 ((CGIC Insured)  Aaa  515,000  513,069
  5% 11/1/08 ((CGIC Insured)  Aaa  1,590,000  1,570,125
  5.10% 11/1/09 ((CGIC Insured)  Aaa  830,000  821,700
 (New England Ctr. for Autism) 7% 11/1/19  -  1,100,000  1,067,000
 (Springfield College):
  5.25% 9/15/03  Baa1  755,000  758,775
  5.25% 9/15/04  Baa1  885,000  885,000
  5.35% 9/15/05  Baa1  930,000  930,000
  5.625% 9/15/10  Baa1  1,000,000  972,500
 (Whitehead Institute Biomedical Research)
 5.125% 7/1/26  Aa  14,600,000  13,705,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Rev.:
 Rfdg. Series A:
  5.10% 7/1/08 (AMBAC Insured)  Aaa $ 1,000,000 $ 1,022,500
  6.75% 7/1/08  A  3,000,000  3,303,750
  6% 7/1/18  A  10,000,000  10,212,500
 (Reg. Inflos) Series A, 5.45% 7/1/18
 (AMBAC Insured)  Aaa  28,500,000  28,321,875
 Rfdg. Series B:
  6.625% 7/1/04  A  4,675,000  5,224,313
  6.75% 7/1/08  A  2,000,000  2,202,500
  4.75% 7/1/10 (MBIA Insured)  Aaa  11,230,000  10,794,838
  5% 7/1/17 (MBIA Insured)  Aaa  7,710,000  7,391,963
 Series B, 6.75% 7/1/17  A  9,050,000  9,751,375
 Series C, 6.625% 7/1/18  A  10,000,000  10,712,500
 Series D, 6% 7/1/06  A  1,000,000  1,072,500
 Series E, 6% 7/1/06  A  1,640,000  1,758,900
Massachusetts Port Auth. Rev.:
 Rfdg. Series A, 5.50% 7/1/09  Aa  3,160,000  3,239,000
 Rfdg. 7.125% 7/1/12  Aa  2,490,000  2,512,261
 Rfdg. Series A, 5% 7/1/13  Aa  8,835,000  8,580,994
 5.625% 7/1/12 (Escrowed to Maturity) (c)  Aaa  1,900,000  1,968,875
Massachusetts Spl. Oblig. Rev.:
 (Gas Tax) Series A, 6% 6/1/13  A1  18,195,000  18,922,800
 Series A, 5.80% 6/1/14  A1  4,185,000  4,326,244
Massachusetts Tpk. Auth. Tpk. Rev. Rfdg. Series A:
 5% 1/1/20  A1  38,485,000  36,127,794
 5.125% 1/1/23 (FGIC Insured)  Aaa  20,120,000  19,491,250
Massachusetts Wtr. Poll. Abatement Trust Rev.:
 6% 8/1/02  Aa  2,255,000  2,460,769
 6% 8/1/03  Aa  3,450,000  3,782,063
 6% 8/1/04  Aa  3,670,000  4,037,000
 5.30% 2/1/05  Aa  1,000,000  1,040,000
 6% 8/1/05  Aa  1,500,000  1,651,875
Massachusetts Wtr. Poll. Abatement Trust Rev.
(Massachusetts Wtr. Resources Auth. Loan Prog.):
  Series 1:
   5.40% 2/1/06  Aa  2,175,000  2,275,594
   5.40% 8/1/06  Aa  2,230,000  2,333,138
   5.45% 2/1/07  Aa  2,000,000  2,085,000
   5.45% 8/1/07  Aa  2,355,000  2,455,088
   5.50% 2/1/08  Aa  1,000,000  1,032,500
   5.50% 8/1/08  Aa  2,000,000  2,065,000
   5.60% 8/1/13  Aa  14,300,000  14,586,000
  Series A, 5.20% 8/1/11  Aa  5,520,000  5,526,900
  Series B, 5.10% 8/1/08  Aa  1,500,000  1,515,000
Massachusetts Wtr. Resources Auth.:
 Rfdg. Series C, 6% 12/1/11  A  2,000,000  2,172,500
 6.50% 7/15/07  A  6,000,000  6,855,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Wtr. Resources Auth. - continued
 Series A:
  0% 4/1/06 (MBIA Insured)  Aaa $ 10,000,000 $ 6,112,500
  7.50% 4/1/09
  (Pre-refunded to 4/1/00 @102) (c)  Aaa  6,600,000  7,573,500
  7.625% 4/1/14
  (Pre-Refunded to 4/1/00 @102) (c)  Aaa  1,000,000  1,152,500
  6.50% 7/15/21
  (Pre-Refunded to 7/15/02 @102) (c)  Aaa  1,000,000  1,141,250
Methuen Gen. Oblig. Wtr. Ltd. Tax Lot A:
 9.50% 12/15/98  A1  260,000  299,650
 9.50% 12/15/99  A1  260,000  310,700
 9.50% 12/15/00  A1  260,000  320,125
Monson Gen. Oblig.:
 Rfdg. 5.40% 10/15/07 (MBIA Insured)  Aaa  1,005,000  1,055,250
 5.50% 10/15/10 (MBIA Insured)  Aaa  1,080,000  1,109,700
Nantucket Island Bank Rfdg. Series E, 7.25%
7/1/19  A  6,175,000  6,846,531
New England Ed. Loan Marketing Corp. Student
Loan Rev. Issue A, 5.80% 3/1/02  Aaa  10,440,000  11,105,550
North Attleborough Gen. Oblig. Ltd. Tax Rfdg.
5.25% 11/1/13 (AMBAC Insured)  Aaa  1,000,000  987,500
Orleans Gen. Oblig. Unltd. Tax:
 6.70% 6/15/08  A1  180,000  195,300
 6.70% 6/15/09  A1  120,000  129,750
Pentucket Reg'l. School Dist. Gen. Oblig.:
 5.10% 2/15/11 (MBIA Insured)  Aaa  530,000  523,375
 5.10% 2/15/12 (MBIA Insured)  Aaa  220,000  216,150
 5.10% 2/15/13 (MBIA Insured)  Aaa  575,000  558,469
 5.10% 2/15/14 (MBIA Insured)  Aaa  525,000  509,250
Pittsfield Gen. Oblig. 7.25% 8/1/06
(Pre-Refunded to 8/1/96 @102) (c)  A  600,000  629,106
Plainville Gen. Oblig. Ltd. Tax:
 7% 9/1/05  A  175,000  190,750
 7% 9/1/06  A  175,000  190,750
 7% 9/1/07  A  175,000  190,750
Plymouth County Ctfs. of Prtn. Series A, 7% 4/1/22  A-  10,995,000
12,080,756
Quabbin Reg'l. School Dist. Gen. Oblig.
6.80% 6/15/05  A  510,000  549,525
Quincy Hosp. Rev.:
 Rfdg. 5.25% 1/15/16 (FSA Insured)  Aaa  2,000,000  1,945,000
 5.30% 1/15/11 (FSA Insured)  Aaa  11,400,000  11,343,000
South Essex Swr. Dist. Gen. Oblig. Unltd. Tax :
 8.75% 12/1/01  A  425,000  515,313
 8.75% 12/1/02  A  425,000  513,188
 8.75% 12/1/03  A  400,000  481,000
 8.75% 12/1/04  A  400,000  480,000
 8.75% 12/1/05  A  400,000  479,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Southern Berkshire Reg'l. School Dist. Gen. Oblig.
7% 4/15/11 (MBIA Insured) (e)  Aaa $ 4,000,000 $ 4,555,000
Springfield Hsg. Auth. Multi-Family Mtg. Rev.
(Citywide Apts.):
  9.50% 11/1/05 (FHA Guaranteed)  -  435,000  463,275
  9.625% 11/1/17 (FHA Guaranteed)  -  1,500,000  1,610,625
  9.625% 11/1/26 (FHA Guaranteed)  -  3,250,000  3,489,688
Taunton Elec. Gen. Oblig.:
 8% 2/1/00  A  1,000,000  1,128,750
 8% 2/1/05  A  1,000,000  1,230,000
Taunton Ind. Dev. Fing. Rev. (Pepsi Cola
Metropolitan Bottle Co.) 5.65% 8/1/12  A1  2,400,000  2,406,144
Tewksbury Gen. Oblig. Various Purp. Unltd. Tax:
 9.60% 12/15/98  Baa1  595,000  673,838
 9.60% 12/15/99  Baa1  595,000  695,406
 9.60% 12/15/00  Baa1  210,000  253,575
 9.60% 12/15/01  Baa1  210,000  258,038
 9.60% 12/15/02  Baa1  210,000  264,075
Tewksbury Wtr. Gen. Oblig.:
 7.20% 6/1/05  Baa1  350,000  399,875
 7.20% 6/1/06  Baa1  150,000  172,500
Westfield Muni. Purp. Loan Gen. Oblig.:
 5% 9/1/10 (FSA Insured)  Aaa  745,000  728,238
 5% 9/1/11 (FSA Insured)  Aaa  640,000  621,600
 5% 9/1/12 (FSA Insured)  Aaa  745,000  719,856
 5% 9/1/13 (FSA Insured)  Aaa  750,000  715,313
Winchedon School Proj. Gen. Oblig. 6.05%
3/15/12 (AMBAC Insured)  Aaa  1,275,000  1,345,125
Woods Hole, Martha's Vineyard & Nantucket
(Massachusetts Steamship Auth.) Series A:
  5.125% 3/1/11  A1  1,100,000  1,083,500
  5.125% 3/1/12  A1  630,000  614,250
Worcester Gen. Oblig. 5.50% 7/1/03
(MBIA Insured)  Aaa  3,430,000  3,631,513
   1,052,303,551
PUERTO RICO - 3.3%
Puerto Rico Commonwealth Pub. Impt. 6.80%
7/1/21 (Pre-Refunded to 7/1/02 @101.5) (c)  AAA  4,000,000  4,660,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
 Series S, 6.50% 7/1/22
 (Pre-Refunded to 7/1/02 @101.50) (c)  Baa1  2,500,000  2,871,875
 Series T, 6.50% 7/1/22  Baa1  1,540,000  1,769,075
Puerto Rico Elec. Pwr. Auth. Rev.:
 Rfdg. Series W, 6.50% 7/1/05 (MBIA Insured)  Aaa  9,410,000  10,821,500
 Series P, 7% 7/1/21  Baa1  10,785,000  12,483,638
Puerto Rico Ind., Med. & Environmental Poll. Ctl.
Facs. Fing. Auth. Rev. (Motorola,Inc.)
Series A, 6.75% 1/1/14  Aa3  1,500,000  1,631,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
PUERTO RICO - CONTINUED
Puerto Rico Univ. Rev. Series M, 5.50% 6/1/15
(MBIA Insured)  Aaa $ 3,500,000 $ 3,574,375
   37,811,713
TOTAL MUNICIPAL BONDS
(Cost $1,022,349,646)   1,090,115,264
MUNICIPAL NOTES (A) - 6.1%
MASSACHUSETTS - 4.9%
Commonwealth of Massachusetts Series A, 3.30%
2/15/96, LOC Union Bank of Switzerland, CP  P-1  3,700,000  3,700,000
Massachusetts Bay Trans. Auth. Series C, CP:
 3.15% 2/21/96,
 LOC Westdeutsche Landesbank  P-1  3,300,000  3,300,099
 3.25% 2/23/96,
 LOC Westdeutsche Landesbank  P-1  3,500,000  3,500,315
Massachusetts Dedicated Income Tax Bonds Updates
First Recovery Loan Series 1990 B, 3.70%,
LOC National Westminster Bank PLC,
VRDN   VMIG 1  2,700,000  2,700,000
Massachusetts Health & Edl. Facs. Auth. Rev.:
Bonds:
  (Harvard Univ.) 3.10%, tender 2/1/96  VMIG 1  4,700,000  4,700,000
 VRDN:
  (Capital Asset Prog.) Series A, 2.95%,
  LOC First Nat'l. Bank of Chicago  VMIG 1  4,000,000  4,000,000
  (Harvard Univ.) Series I, 2.75%  VMIG 1  18,900,000  18,900,000
  (Massachusetts Institute of Technology)
  Series G, 2.80%  VMIG 1  9,000,000  9,000,000
  (Wellesley College) Issue B, 2.70% VMIG 1 200,000 200,000 Massachusetts Hsg. Fin. Agcy. Rev. Rfdg.
(Multi-Family) Series 1995 A, 3.05%,
LOC Republic Bank of New York, VRDN A-1+ 3,100,000 3,100,000 Massachusetts Ind. Fin. Poll. Cont. Rev. Bonds Rfdg.
(New England Pwr. Co. Proj.) Series 1992 B,
3.30%, tender 3/19/96  P-1  1,500,000  1,500,195
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Series 1994 C, 2.85%,
LOC Canadian Imperial Bank, VRDN VMIG 1 1,000,000 1,000,000 Massachusetts Port Auth. Rev. Series 1995 A, 3.60%,
LOC Landesbank Hessen-Thuringen, VRDN  VMIG 1  1,310,000  1,310,000
   56,910,609
MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
PUERTO RICO - 1.2%
Puerto Rico Gov't. Dev. Bank, CP:
 3.15% 2/6/96  A-1+ $ 2,000,000 $ 2,000,000
 3% 3/6/96  A-1+  11,800,000  11,798,348
   13,798,348
TOTAL MUNICIPAL NOTES
(Cost $70,710,000)   70,708,957
TOTAL INVESTMENTS - 100%
(Cost $1,093,059,646)  $ 1,160,824,221
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
280 Treasury Bond Contracts   Mar. 1996 $ 33,862,500 $ (80,040)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.9%

SECURITY TYPE ABBREVIATIONS
INFL - Inverse Floating Rate Security
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
(e) A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,555,000.
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $1,093,059,646. Net unrealized appreciation aggregated $67,764,575, of which $68,939,766 related to appreciated investment securities and $1,175,191 related to depreciated investment securities.
At January 31, 1996, the fund was required to defer $8,722,394 of losses on futures contracts.
At January 31, 1996, the fund had a capital loss carryforward of approximately $6,001,487 which will expire on January 31, 2004.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 64.7% AAA, AA, A 68.2%
Baa  10.0% BBB 8.7%
Ba  1.3% BB 1.3%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 7.2%. FMR has determined that unrated debt securities that are lower quality account for 3.7% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   20.2%
Health Care   18.4
Education   14.6
Others
 (individually less than 10%)   46.8
TOTAL   100.0%
FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE HIGH YIELD PORTFOLIO)



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996

1.ASSETS                                                    2.            3.

4.Investment in securities, at value (cost                  5.            $ 1,160,824,221
$1,093,059,646) - See accompanying schedule

6.Cash                                                      7.             42,972


8.Interest receivable                                       9.             13,412,004

10.Receivable for daily variation on futures contracts      11.            70,000

12. 13.TOTAL ASSETS                                         14.            1,174,349,197

15.LIABILITIES                                              16.           17.

18.Payable for investments purchased                        $ 1,063,990   19.

20.Payable for fund shares redeemed                          754,517      21.

22.Distributions payable                                     1,736,653    23.

24.Accrued management fee                                    389,217      25.

26.Other payables and accrued expenses                       197,397      27.

28. 29.TOTAL LIABILITIES                                    30.            4,141,774

31.32.NET ASSETS                                            33.           $ 1,170,207,423

34.Net Assets consist of:                                   35.           36.

37.Paid in capital                                          38.           $ 1,117,375,661

39.Accumulated undistributed net realized gain (loss)       40.            (14,852,773)
on investments

41.Net unrealized appreciation (depreciation)               42.            67,684,535
on investments

43.44.NET ASSETS, for 100,035,627 shares outstanding        45.           $ 1,170,207,423

46.47.NET ASSET VALUE, offering price and redemption        48.            $11.70
price per share ($1,170,207,423 (divided by) 100,035,627
shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JANUARY 31, 1996

49.50.INTEREST INCOME                                      51.            $ 70,911,703

52.EXPENSES                                                53.            54.

55.Management fee                                          $ 4,488,400    56.

57.Transfer agent, accounting and custodian fees            1,581,904     58.
and expenses

59.Non-interested trustees' compensation                    7,560         60.

61.Registration fees                                        1,219         62.

63.Audit                                                    52,932        64.


65.Legal                                                    33,734        66.


67.Reports to shareholders                                  617           68.

69.Miscellaneous                                            2,193         70.

 Total expenses before reductions                           6,168,559

 Expense reductions                                         (172,476       5,996,083
                                                           )

71.72.NET INTEREST INCOME                                  73.             64,915,620

74.REALIZED AND UNREALIZED GAIN (LOSS)                     76.            77.
75.Net realized gain (loss) on:

78. Investment securities                                   2,219,819     79.

80. Futures contracts                                       (4,555,203)    (2,335,384)

81.Change in net unrealized appreciation (depreciation)    82.            83.
on:

84. Investment securities                                   90,046,221    85.

86. Futures contracts                                       732,559        90,778,780

87.88.NET GAIN (LOSS)                                      89.             88,443,396

90.91.NET INCREASE (DECREASE) IN NET ASSETS                92.            $ 153,359,016
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR              YEAR
                                                            ENDED             ENDED
                                                            JANUARY 31,       JANUARY 31,
                                                            1996              1995

93.INCREASE (DECREASE) IN NET ASSETS

94.Operations                                               $ 64,915,620      $ 71,935,262
Net interest income

95. Net realized gain (loss)                                 (2,335,384)       16,811,425

96. Change in net unrealized appreciation (depreciation)     90,778,780        (147,205,535)

97. 98.NET INCREASE (DECREASE) IN NET ASSETS                 153,359,016       (58,458,848)
RESULTING FROM OPERATIONS

99.Distributions to shareholders                             (65,116,860)      (71,935,262)
From net interest income

100. From net realized gain                                  -                 (23,938,149)

101. 102.TOTAL  DISTRIBUTIONS                                (65,116,860)      (95,873,411)

103.Share transactions                                       303,978,166       278,510,983
Net proceeds from sales of shares

104. Reinvestment of distributions                           48,817,732        74,034,441

105. Cost of shares redeemed                                 (307,011,398)     (549,442,213)

106.107.                                                     45,784,500        (196,896,789)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

108.                                                         134,026,656       (351,229,048)
109.TOTAL INCREASE (DECREASE) IN NET ASSETS

110.NET ASSETS                                              111.              112.

113. Beginning of period                                     1,036,180,767     1,387,409,815

114. End of period                                          $ 1,170,207,423   $ 1,036,180,767

115.OTHER INFORMATION                                       117.              118.
116.Shares

119. Sold                                                    26,960,428        25,544,589

120. Issued in reinvestment of distributions                 4,312,969         6,698,427

121. Redeemed                                                (27,152,538)      (49,946,373)

122. Net increase (decrease)                                 4,120,859         (17,703,357)



FINANCIAL HIGHLIGHTS



                            YEARS ENDED JANUARY 31,                               SIX MONTHS    YEARS ENDED JULY 31,
                                                                            ENDED
                                                                            JANUARY 31,

                           1996                      1995          1994C         1993          1992                   1991

123.SELECTED PER-SHARE DATA

124.Net asset value,
beginning of period       $ 10.800                  $ 12.210      $ 11.750      $ 11.860      $ 11.320               $ 11.160

125.Income from
Investment Operations        .652                      .700          .714          .364          .735                   .783
Net interest income

126. Net realized and
unrealized gain (loss)      .902                      (1.180)       .720          (.040)        .620                   .270

127. Total from
investment operations       1.554                     (.480)        1.434         .324          1.355                  1.053

128.Less Distributions      (.654)E                   (.700)        (.714)        (.364)        (.735)                 (.783)
From net interest income

129. From net realized gain  -                         (.230)        (.230)        (.070)        (.080)                 (.110)

130. In excess of net
realized gain                -                         -             (.030)        -             -                      -

131. Total distributions     (.654)                    (.930)        (.974)        (.434)        (.815)                 (.893)

132.Net asset value, end
of period                    $ 11.700                  $ 10.800      $ 12.210      $ 11.750      $ 11.860               $ 11.320

133.TOTAL RETURN B           14.76%                    -3.79%        12.57         2.83%         12.48                  9.90
                                                                     %                           %                      %

134.RATIOS AND SUPPLEMENTAL DATA

135.Net assets, end of
period (000 omitted)         $ 1,170,207               $ 1,036,181   $ 1,387,410   $ 1,262,596   $ 1,235,407            $ 842,179

136.Ratio of expenses to
average net assets            .55%                      .54%          .54           .55%          .57                    .56
                                                                     %             A             %                      %

137.Ratio of expenses to
average net assets after      .54%D                     .54%          .54           .55%          .57                    .56
expense reductions                                                   %             A             %                      %

138.Ratio of net interest
income to average net assets  5.80%                     6.29%         5.93          6.19%         6.43                   7.05
                                                                     %             A             %                      %

139.Portfolio turnover rate   33%                       22%           40            42%           18                     29
                                                                     %             A             %                      %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."

AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE MONEY MARKET PORTFOLIO)



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996               PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

Massachusetts Municipal Money Market         3.20%    13.84%   43.71%

Average Massachusetts Tax-Free
Money Market Fund                            3.26%    14.32%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average Massachusetts tax-free money market fund, which reflects the performance of 11 Massachusetts tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past year. (The periods covered by the IBC/Donoghue numbers are those closest available match to those covered by the fund.) Recent U.S. Consumer Price Index information was not available from the U.S. Department of Labor at the time this report was printed.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996               PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

Massachusetts Municipal Money Market         3.20%    2.63%    3.69%

Average Massachusetts Tax-Free
Money Market Fund                            3.26%    2.71%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             1/30/95   4/24/95   7/31/95   10/30/95   1/29/96



Massachusetts Municipal      2.79%     3.51%     3.11%     3.16%      2.69%
Money Market



Average Massachusetts        2.95%     3.57%     3.15%     3.22%      2.77%
Tax-Free Money Market
Fund



Massachusetts Municipal      4.95%     6.23%     5.52%     5.61%      4.78%
Money Market Tax-equivalen
t




Portion of fund's income     0.50%     -         -         -          -
subject to state taxes on
last day of period



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's seven-day yield at quarterly intervals over the past year. You can compare these yields to the average Massachusetts tax-free money market fund. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 43.68% and reflects that a portion of the fund's income was subject to state taxes. Figures for the average Massachusetts tax-free money market fund are from IBC/Donoghue. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.


COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. And there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE MONEY MARKET PORTFOLIO)



FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jan Bradburn,
Portfolio Manager of Fidelity
Massachusetts Municipal
Money Market Fund
Q. JAN, HOW HAS THE INVESTMENT CLIMATE CHANGED DURING THE PAST YEAR?
A. Overall, conditions have been favorable, characterized by moderate growth, low inflation and declining interest rates. The economy expanded at an annual rate of only 2.7% during the first quarter of 1995, down from more than 5% during the previous quarter. When growth slowed still further to 1.3% during the second quarter of 1995, some economists warned of a recession. That's when the Fed shifted to an easing mode. Since then there have been three rate cuts of one-quarter percentage point each - in July 1995, December 1995 and January 1996. The federal funds rate ended the period at 5.25%.
Q. WHAT WAS YOUR STRATEGY IN THE FACE OF DECLINING RATES?
A. When the period began, the fund's average maturity was relatively short at 30 days, with a fairly high level of VRDNs (Variable Rate Demand Notes). That made sense since it was expected that the Fed would raise interest rates in February. That spring, as supply entered the market and rates declined, I moved the fund's average maturity farther out, reaching 67 days by the end of August. Since then, tighter supply and my desire to have the flexibility to respond to changing conditions have resulted in a slightly less aggressive average maturity for the fund - 51 days at the end of January 1996.
Q. HOW DID THE FUND PERFORM?
A. Fidelity Massachusetts Municipal Money Market Fund's seven-day yield on January 31, 1996, was 2.69%, compared to 2.88% a year ago. For Massachusetts investors in the 43.68% combined state and federal income-tax bracket, the latest yield was the equivalent of a 4.78% yield on a taxable investment. Through January 31, 1996, the fund's one-year total return was 3.20%, compared to 3.26% for the average Massachusetts tax-free money market fund, according to IBC/Donoghue.
Q. THERE WAS A CHANGE TO THE FUND'S INVESTMENT POLICY. HOW DOES THIS AFFECT YOUR STRATEGY?
A. The fund is now permitted to invest in any amount of municipal securities that may be considered taxable under the alternative minimum tax
(AMT). The AMT is an alternative method for calculating federal income tax liabilities and is generally limited to individuals in high-income tax brackets. I am now able to focus on all marketplace opportunities - including areas dominated by AMT securities, such as student loans and airports. If you are not subject to the AMT, the recent policy change will in no way affect the tax-exempt status of your income from the fund. If you are one of the few investors who is subject to the AMT or if you are unsure, you should consult your tax advisor for further information.
Q. WHAT'S THE OUTLOOK?
A. Given the likely prospects for continued slow economic growth and benign inflation, I think it's unlikely that we've seen the last of the Fed rate cuts in the current cycle. However, there's enough uncertainty in the market right now that it would be imprudent to extend the fund aggressively. So, in the months ahead, I'll look for opportunities to lock in longer-term securities at attractive rates but I probably won't move the fund's average maturity much beyond 60 days. My goal is to capture a portion of the higher yields available from longer-term securities without giving up the flexibility to respond to changing conditions.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Massachusetts
residents while maintaining a
stable $1.00 share price
START DATE: November 11,
1983
SIZE: as of January 31, 1996,
more than $847million
MANAGER: Janice Bradburn,
since 1992; manager,
Spartan Florida Money
Market, since 1995; Fidelity
Ohio Municipal Money
Market, since 1993; Spartan
Massachusetts Municipal
Money Market, since 1992;
Fidelity New York Municipal
Money Market, since 1989;
Spartan New York Municipal
Money Market, since 1990;
joined Fidelity in 1989
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE MONEY MARKET PORTFOLIO)



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            1/31/96            7/31/95            1/31/95

0 - 30      68                 78                 83

31 - 90     7                  7                  4

91 - 180    17                 4                  11

181 - 397   8                  11                 2

WEIGHTED AVERAGE MATURITY
                           1/31/96   7/31/95   1/31/95

Massachusetts Municipal
Money Market               51 days   49 days   28 days

Average Massachusetts
Tax-Free Money Market
Fund*                      52 days   48 days   34 days

ASSET ALLOCATION
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995

Row: 1, Col: 1, Value: 57.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 5, Value: 4.0
Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 57%
Commercial
paper 18%
Tender bonds 2%
Municipal
notes 19%
Other 4%
Variable rate
demand notes
(VRDNs) 66%
Commercial
paper 16%
Tender bonds 3%
Municipal
notes 13%
Other 2%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE MONEY MARKET PORTFOLIO)



INVESTMENTS JANUARY 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 95.5%
Attleboro Gen. Oblig. 6.80% 12/1/96 (AMBAC Insured)  $ 1,000,000 $
1,025,038
Bedford Gen. Oblig. Bonds 4.50% 12/15/96   970,000  978,209
Boston Gen. Oblig. Bonds Series 1995 A, 5% 10/1/96
(MBIA insured)   2,000,000  2,014,941
Boston City Hosp. Participating VRDN, Series PT-2, 3.30%
(Liquidity Facility Bank National De Paris) (c)   13,150,000  13,150,000
Boston Wtr. & Swr. Commission Gen. Rev., VRDN:
 Series 1985 A, 3.10%,
 LOC Canadian Imperial Bank of Commerce   9,130,000  9,130,000
 Series 1985 B, 3.10%,
 LOC Canadian Imperial Bank of Commerce   16,185,000  16,185,000
 Series 1994 A, 3%
 LOC State Street Bank & Trust Co.   10,500,000  10,500,000
Boxborough BAN 3.80% 7/12/96   3,500,000  3,500,732
Chelmsford BAN 3.75% 6/28/96   3,200,000  3,201,246
Chicopee BAN 4.875% 4/3/96   3,075,000  3,077,219
Clipper Participating VRDN,
 Series 93-2, 3.29%
(Liquidity Facility State Street Bank & Trust Co.) (c)   19,000,000
19,000,000
Commonwealth of Massachusetts Series A, 3.30% 2/15/96,
LOC Union Bank of Switzerland, CP   300,000  300,000
Danvers BAN 4.10% 7/19/96   2,815,000  2,818,810
Edgartown BAN 3.80% 4/18/96   3,965,000  3,965,805
Fall River RAN 4.25% 6/28/96 (BPA Fleet National Bank)   1,000,000
1,002,832
Framingham BAN 4.10% 3/29/96   3,885,000  3,886,358
Framingham Ind. Rev. Board (Perini Corp. Proj.)
Series 1985, 3.30%,
LOC Harris Trust & Savings Bank, Chicago, VRDN   400,000  400,000
Georgetown BAN 4% 6/14/96,
LOC State Street Bank & Trust Company   7,500,000  7,505,863
Holyoke Poll. Cont. Rev. (Holyoke Pwr. & Light Proj.)
Series 1988, 2.90%,
LOC Union Bank of Switzerland, VRDN   1,200,000  1,200,000
Hopkinton BAN 3.70% 7/5/96   1,300,000  1,301,546
Lincoln BAN 4% 7/5/96   4,000,000  4,003,844
Marlborough BAN 4% 2/29/96   1,275,000  1,275,141
Mashpee BAN 3.70% 7/5/96   3,200,000  3,200,921
Massachusetts Bay Transit Auth. RAN :
 Series 1995 A, 5.50% 3/1/96   2,045,000  2,046,644
 Series 1995 B, 4.75% 9/6/96   22,000,000  22,094,734
Massachusetts Bay Transit Auth. CP:
 Series C:
  3.60% 2/12/96, LOC Westdeutsche Landesbank   2,000,000  2,000,000
  3.65% 2/16/96, LOC Westdeutsche Landesbank   1,000,000  1,000,000
  3.35% 2/26/96, LOC Westdeutsche Landesbank   7,000,000  7,000,000
Massachusetts Dedicated Income Tax Rev. Series 1990 B,
3.70%, LOC Nat'l. Westminster, VRDN   300,000  300,000
Massachusetts Ed. Fin. Auth. Ed. Loan Rev., 2.90%,
VRDN (b)   27,500,000  27,500,000
Massachusetts Gen. Oblig. BAN Series 1995 A,
4.25% 6/12/96   35,000,000  35,075,343
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Gen. Oblig. Bonds:
 Series A:
  7.25% 6/1/96 (FGIC Insured)  $ 2,000,000 $ 2,023,476
  7.25% 6/1/96   5,805,000  5,873,574
 Series 1996 A, 5% 1/1/97   4,400,000  4,454,821
Massachusetts Gen. Oblig. Participating VRDN (c):
 Series 1993 A:
  3.35% (Liquidity Facility Citibank)   5,000,000  5,000,000
  3.36% (AMBAC Insured) (Liquidity Facility Citibank)   3,000,000
3,000,000
 Series 93-I, 3.35% (Liquidity Facility Citibank)   13,000,000  13,000,000
 Series CR-147, 3.35% (Liquidity Facility Citibank)    5,000,000  5,000,000
 Series PW-21, 3.30%
 (Liquidity Facility Canadian Imperial Bank)   8,000,000  8,000,000
Massachusetts Health & Ed. Facs. Auth. Bonds
(Harvard Univ.) 3.80%, tender 2/8/96   1,500,000  1,500,000
Massachusetts Health & Ed. Facs. Auth. Rev., VRDN:
 (Capital Asset Prog.) Series A, 2.95%,
 LOC First Nat'l. Bank of Chicago   17,400,000  17,400,000
 (Harvard Univ.):
  Series I:
   2.75%   22,995,000  22,995,000
   2.75%   53,120,000  53,120,000
 (Massachusetts Institute of Technology)
 Series G, 2.80%   4,600,000  4,600,000
 (Mount Ida College) 3.15%, LOC Chemical Bank    6,800,000  6,800,000
 (Newton Wellesley Hosp.) 2.90% (MBIA Insured)
 (Liquidity Facility Credit Suisse)   10,500,000  10,500,000
 (Wellesley College) Series E, 2.70%   15,000,000  15,000,000
 (Williams College) 3%   2,900,000  2,900,000
Massachusetts Hsg. Fin. Agcy.:
 Multi-Family Rfdg. Series 1995 A, 3.05%,
 LOC Republic Bank of New York, VRDN   18,600,000  18,600,000
 Participating VRDN (c):
  Series 13-C, 3.15% (AMBAC Insured)
  (Liquidity Facility Morgan Guaranty Trust Co.)   5,900,000  5,900,000
  Series PA-83, 3.30% (AMBAC Insured)
  (Liquidity Facility Merrill Lynch & Co.) (b)   4,920,000  4,920,000
  Series PT-33, 3.40% (AMBAC Insured)
  (Liquidity Facility Industrial Bank of Japan) (b)   5,180,000  5,180,000
  Series PT-42, 3.30%
  (Liquidity Facility Industrial Bank of Japan)   5,080,000  5,080,000
Massachusetts Health & Fin. Agcy. Single Family Hsg.
Rev. Bonds:
  Series 34, 4.15%, tender 6/1/96
  (FGIC Insured) (b)   5,500,000  5,500,000
  Series 35, 4.10%, tender 6/1/96 (FGIC Insured)   7,000,000  7,000,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev., VRDN:
 Rfdg. (First Healthcare Corp. Proj.)
 Series 1992 A, 3.30%,
  LOC Wachovia Bank of Georgia   2,025,000  2,025,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev., VRDN: - continued
 Rfdg. (First Healthcare Corp.)
 Series 1993 B, 3.30% LOC Wachovia Bank  $ 700,000 $ 700,000
 Rfdg. (First Healthcare Corp. for Hillhaven Proj.)
 3.30%, LOC Wachovia Bank of Georgia   2,000,000  2,000,000
 Rfdg. (Quamco Inc. Proj.) Series 1988 B, 2.90%,
 LOC Bank of Nova Scotia   1,200,000  1,200,000
 (Falmount Assisted Living) Series 1995, 3.15%,
 LOC First Nat'l. Bank of Boston   3,800,000  3,800,000
 (Interpolymer Corp.) Series 1992, 3.30%,
 LOC Bank of Boston (b)   3,600,000  3,600,000
 (Longview Fiber Co.) Series 1987, 3.20%,
 LOC Algemene Bank   2,070,000  2,070,000
 (Nova Realty) Series 1994, 3.10%,
 LOC First Nat'l. Bank of Boston   2,900,000  2,900,000
 (United Medical Corp.) Series 1992, 3.20%,
 LOC Chemical Bank (b)   1,500,000  1,500,000
Massachusetts Ind. Fin. Agcy. Multimodal Rev.
(Hampshire College Proj.) 3.05%,
 LOC Nat'l. Westminster Bank, VRDN   970,000  970,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.:
 (Holyoke Wtr. Pwr. Co. Proj.) Series 1990, 3.30%,
 LOC Swiss Bank, VRDN (b)   8,700,000  8,700,000
 (New England Pwr. Proj.) Rfdg.:
  Series 1992 B:
   3.80%, tender 2/13/96   5,200,000  5,200,000
   3.80%, tender 2/21/96   1,000,000  1,000,000
   3.85%, tender 2/21/96   2,800,000  2,800,000
   3.70%, tender 2/27/96   6,200,000  6,200,000
   3.75%, tender 3/8/96   5,000,000  5,000,000
   3.35%, tender 3/15/96   2,500,000  2,500,000
   3.30%, tender 3/21/96   2,200,000  2,200,000
   3.50%, tender 3/27/96   1,600,000  1,600,000
   3.35%, tender 5/15/96   2,000,000  2,000,000
   3.25%, tender 5/24/96   2,000,000  2,000,000
  Series 1993 A:
   3.35%, tender 2/29/96   4,000,000  4,000,000
   3.55%, tender 3/11/96   3,600,000  3,600,000
  Series 1993 B:
   3.15%, tender 2/23/96   2,600,000  2,600,000
   3.55%, tender 2/26/96   1,700,000  1,700,000
   3.40%, tender 3/13/96   6,800,000  6,800,000
   3.20%, tender 4/8/96   4,100,000  4,100,000
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev., VRDN:
(Ogden-Haverhill Proj.):
  Series 1986 B, 2.80%,
  LOC Union Bank of Switzerland (b)   17,475,000  17,475,000
  Series 1992 A, 2.90%,
  LOC Union Bank of Switzerland   12,900,000  12,900,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev., VRDN:
 Rfdg. (WGBH Ed. Foundation Proj.) Series 1992, 3.10%,
 LOC Nat'l. Westminster Bank  $ 4,495,000 $ 4,495,000
 (Bradford College) Series 1995 A, 3.20%,
 LOC First National Bank of Boston   1,000,000  1,000,000
 (Edgewood Retirement Community) Series 1995 C, 3.20%,
 LOC Dresdner Bank   4,500,000  4,500,000
 (General Signal Proj.) 2.80%,
 LOC Wachovia Bank of Georgia   7,500,000  7,500,000
 (Riverdale Mills Corp.) Series 1995, 3.30%,
 LOC Bank of Boston (b)   4,400,000  4,400,000
 (Mary Ann Morse Nursing Home):
  Series A, 3.80%, LOC Shawmut Bank   6,000,000  6,000,000
  3% LOC Shawmut Bank   7,000,000  7,000,000
 (New England Deaconess Assoc.) Series 1993 B, 2.90%,
 LOC Banque Paribas   100,000  100,000
 (Wheelock College Issue) Series A, 3.10%,
 LOC Nat'l. Westminster Bank   4,600,000  4,600,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply
Sys. Rev. Series 1994 C, 2.85%,
LOC Canadian Imperial Bank, VRDN   31,200,000  31,200,000
Massachusetts Port Auth. Rev. Series 1995 B, 3.70%,
LOC Landesbanken Hessen-Thuringen, VRDN (b)   15,000,000  15,000,000
Massachusetts Tpk. Auth. Participating VRDN, Series PA-26,
3.30% (Liquidity Facility Merrill Lynch & Co.) (c)   4,020,000  4,020,000
Massachusetts Wtr. Resource Auth.:
 Bonds Series 1995 B, 4% 12/1/96   4,000,000  4,019,375
 CP:
  3.70% 2/9/96, LOC Morgan Guaranty Trust Co.   5,000,000  5,000,000
  3.35% 2/12/96, LOC Morgan Guaranty Trust Co.   5,000,000  5,000,000
  3.80% 2/14/96, LOC Morgan Guaranty Trust Co.   3,000,000  3,000,000
  3.70% 2/15/96, LOC Morgan Guaranty Trust Co.   6,000,000  6,000,000
  3.75% 2/20/96, LOC Morgan Guaranty Trust Co.   6,800,000  6,800,000
  3.75% 2/20/96, LOC Morgan Guaranty Trust Co.   5,200,000  5,200,000
  3.50% 2/22/96, LOC Morgan Guaranty Trust Co.   1,100,000  1,100,000
  3.65% 2/27/96, LOC Morgan Guaranty Trust Co.   4,600,000  4,600,000
  3.75% 2/28/96, LOC Morgan Guaranty Trust Co.   4,600,000  4,600,000
  3.55% 3/12/96, LOC Morgan Guaranty Trust Co.   5,000,000  5,000,000
  3.25% 3/26/96, LOC Morgan Guaranty Trust Co.   6,000,000  6,000,000
  3.30% 4/9/96, LOC Morgan Guaranty Trust Co.   2,500,000  2,500,000
  3.35% 4/9/96, LOC Morgan Guaranty Trust Co.   500,000  500,000
  3.30% 5/16/96, LOC Morgan Guaranty Trust Co.   6,600,000  6,600,000
  3.20% 5/16/96, LOC Morgan Guaranty Trust Co.   1,000,000  1,000,000
  3.30% 5/22/96, LOC Morgan Guaranty Trust Co.   7,000,000  7,000,000
  3.35% 5/23/96, LOC Morgan Guaranty Trust Co.   5,000,000  5,000,000
 Participating VRDN (c):
  Series 1994 PW-11, 3.30%
  (Liquidity Facility Bank of Nova Scotia)   11,565,000  11,565,000
  Series PW-20, 3.30% (Liquidity Facility CIBC)   10,000,000  10,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Methuen BAN 3.70% 12/6/96  $ 1,500,000 $ 1,501,222
Milford Gen. Oblig. Bonds 6.60% 12/15/96
(AMBAC Insured)   684,000  701,353
Natick BAN:
4.10% 5/22/96   4,700,000  4,701,372
 4% 8/8/96   3,700,000  3,706,859
Northampton BAN:
3.80% 5/31/96   5,800,000  5,805,624
  4% 5/31/96   2,000,000  2,000,947
 4.20% 5/31/96   3,200,000  3,201,210
Northborough Ind. Rev. (Tru Realty Corp. Proj. Toys "R"
Us, Inc.) 3.225%, LOC Bankers Trust Co., VRDN   2,900,000  2,900,000
Peabody BAN 3.70% 12/12/96   1,000,000  1,000,813
Pioneer Valley RAN 4.25% 8/9/96,
LOC State Street Bank & Trust Co.   10,000,000  10,012,199
Quincy Hosp. Rev. Bonds (Quincy City Hosp.)
Series A, 7.875% 7/15/96   2,400,000  2,491,148
Reading BAN:
3.80% 7/12/96   5,818,000  5,819,217
 4% 7/12/96   6,000,000  6,006,977
Springfield BAN 4.50% 2/9/96 (BPA Fleet Bank)   4,400,000  4,400,565
Town of Uxbridge BAN 3.73% 12/20/96   1,211,600  1,212,930
Westborough BAN 3.80% 7/18/96   2,500,000  2,500,552
Worcester BAN 4.25% 8/29/96,
LOC State Street Bank & Trust Co.   12,300,000  12,316,820
   816,706,280
PUERTO RICO - 4.5%
Puerto Rico Commonwealth Participating VRDN, Series PT-63,
3%, (Liquidity Facility Bayerische Hypotheken) (c)   5,200,000  5,200,000
Puerto Rico Elec. Pwr. Auth. Participating VRDN,
Series BT-105, 2.975%
(Liquidity Facility Bankers Trust Co.) (c)   3,060,000  3,060,000
Puerto Rico Elec. Pwr. Auth. Rev. Rfdg. Bonds
Series W, 4.25% 7/1/96   11,800,000  11,816,299
Puerto Rico Govt. Dev. Bank CP:
 3.15% 2/6/96   5,000,000  5,000,000
 3% 3/6/96   7,900,000  7,900,000
 3.35% 4/23/96   3,500,000  3,500,000
Puerto Rico Pub. Bldg. Auth.
Participating VRDN, Series PA-110, 3%
(AMBAC Insured) (Liquidity Facility Merrill Lynch) (c)   2,115,000
2,115,000
   38,591,299
TOTAL INVESTMENTS - 100%  $ 855,297,579
Total Cost for Income Tax Purposes  $ 855,298,240

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At January 31, 1996, the fund had a capital loss carryforward of approximately $30,000 of which $17,000 and $13,000 will expire on January 31, 1998 and 2003, respectively.
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE MONEY MARKET PORTFOLIO)



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996

140.ASSETS                                               141.          142.

143.Investment in securities, at value - See             144.          $ 855,297,579
accompanying schedule

145.Cash                                                 146.           35,015


147.Interest receivable                                  148.           6,935,406

149. 150.TOTAL ASSETS                                    151.           862,268,000

152.LIABILITIES                                          153.          154.

155.Payable for investments purchased                    $ 1,203,144   156.

157.Share transactions in process                         12,996,678   158.

159.Distributions payable                                 68,509       160.

161.Accrued management fee                                286,219      162.

163.Other payables and accrued expenses                   223,298      164.

165. 166.TOTAL LIABILITIES                               167.           14,777,848

168.169.NET ASSETS                                       170.          $ 847,490,152

171.Net Assets consist of:                               172.          173.

174.Paid in capital                                      175.          $ 847,517,281

176.Accumulated net realized gain (loss) on              177.           (27,129)
investments

178.179.NET ASSETS, for 847,419,370 shares               180.          $ 847,490,152
outstanding

181.182.NET ASSET VALUE, offering price and              183.           $1.00
redemption price per share ($847,490,152 (divided by)
847,419,370 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JANUARY 31, 1996

184.185.INTEREST INCOME                                  186.          $ 29,253,498

187.EXPENSES                                             188.          189.

190.Management fee                                       $ 3,124,244   191.

192.Transfer agent, accounting and custodian fees         1,486,741    193.
and expenses

194.Non-interested trustees' compensation                 4,347        195.

196.Registration fees                                     52,322       197.

198.Audit                                                 25,114       199.


200.Legal                                                 6,135        201.


202.Miscellaneous                                         4,131        203.

 Total expenses before reductions                         4,703,034

 Expense reductions                                       (5,115        4,697,919
                                                         )

204.205.NET INTEREST INCOME                              206.           24,555,579

207.REALIZED AND UNREALIZED GAIN (LOSS)                  209.           105,241
208.Net realized gain (loss) on investment securities

210.Increase (decrease) in net unrealized gain from      211.           (3,861)
accretion
of market discount

212.213.NET GAIN (LOSS)                                  214.           101,380

215.216.NET INCREASE IN NET ASSETS RESULTING FROM        217.          $ 24,656,959
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR               YEAR
                                                          ENDED              ENDED
                                                          JANUARY 31,        JANUARY 31,
                                                          1996               1995

218.INCREASE (DECREASE) IN NET ASSETS

219.Operations                                            $ 24,555,579       $ 15,446,888
Net interest income

220. Net realized gain (loss)                              105,241            (13,283)

221. Increase (decrease) in net unrealized gain from       (3,861)            3,861
accretion of market discount

222.                                                       24,656,959         15,437,466
223.NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

224.Distributions to shareholders from net interest        (24,555,579)       (15,446,888)
income

225.Share transactions at net asset value of $1.00 per     2,141,149,830      1,739,919,170
share
Proceeds from sales of shares

226. Reinvestment of distributions from net interest       23,734,269         14,845,806
income

227. Cost of shares redeemed                               (2,074,423,938)    (1,607,981,120)

228.229.                                                   90,460,161         146,783,856
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

230.                                                       90,561,541         146,774,434
231.TOTAL INCREASE (DECREASE) IN NET ASSETS

232.NET ASSETS                                            233.               234.

235. Beginning of period                                   756,928,611        610,154,177

236. End of period                                        $ 847,490,152      $ 756,928,611





                                YEARS ENDED JANUARY 31,                           SIX MONTHS    YEARS ENDED JULY 31,
                                                                                  ENDED
                                                                            JANUARY 31,

                                1996                      1995        1994        1993          1992                   1991

237.SELECTED PER-SHARE DATA

238.Net asset value, beginning
of period                        $ 1.000                   $ 1.000     $ 1.000     $ 1.000       $ 1.000                $ 1.000

239.Income from Investment
Operations                        .032                      .023        .017        .010          .029                   .046
Net interest income

240.Less Distributions            (.032)                    (.023)      (.017)      (.010)        (.029)                 (.046)
From net interest income

241.Net asset value, end of
period                           $ 1.000                   $ 1.000     $ 1.000     $ 1.000       $ 1.000                $ 1.000

242.TOTAL RETURN B               3.20%                     2.29%       1.71%       .99%          2.94%                  4.70%

243.RATIOS AND SUPPLEMENTAL DATA

244.Net assets, end of period
(000 omitted)                    $ 847,490                 $ 756,929   $ 610,154   $ 584,939     $ 600,945              $ 714,567

245.Ratio of expenses to
average net assets                .60%                      .63%        .66%        .64%          .65%                   .60%
                                                                            A

246.Ratio of net interest
income to average                 3.15%                     2.28%       1.69%       1.96%         2.93%                  4.60%
net assets                                                                      A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the funds' names from Fidelity Massachusetts Tax-Free High Yield Portfolio and Fidelity Massachusetts Tax-Free Money Market Portfolio to Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund, respectively. The funds' name changes will be effective in 1996 with the next prospectus revision. Fidelity Massachusetts Municipal Income Fund(the income fund) and Fidelity Massachusetts Municipal Money Market Fund(the money market fund) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Dividends are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, market discount and excise tax regulations.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The income fund may invest in futures and options contracts, and may also write options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts, as reflected in the schedule of investments under the caption "Futures Contracts," reflect the extent of the involvement the income fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $361,396,971 and $352,853,251, respectively.
The market value of futures contracts opened and closed during the period amounted to $416,263,890 and $458,490,467, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets for the income and money market funds, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of each fund's shares. Subject to the approval of each Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each fund's shares or render shareholder support services. FMR or FDC has informed the funds that
payments made to third parties under the Plans amounted to $21,241    and
$47,440 for the income and money market funds, respectively, for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $1,103,190 and $346,623 for the income fund and $1,303,362 and $131,857 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .10% and .17% of average net assets for the income fund and the money market fund, respectively.
MONEY MARKET FUND. Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $117,970.
5. EXPENSE REDUCTIONS.
Each fund has entered into certain arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custody and transfer agent fees were reduced by $103,582 and $68,894 for the income fund and $5,115 and $0 for the money market fund, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Massachusetts
Municipal Trust and the Shareholders of: Fidelity Massachusetts Tax-Free High Yield Portfolio and Fidelity Massachusetts Tax-Free Money Market
Portfolio:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Massachusetts Tax-Free High Yield Portfolio and Fidelity Massachusetts Tax-Free Money Market Portfolio (each a fund of Fidelity Massachusetts Municipal Trust ) at January 31, 1996, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. PRICE WATERHOUSE LLP
Boston, Massachusetts
February 28, 1996
CONTENTS



PRESIDENT'S MESSAGE                                                 3     Ned Johnson on investing
                                                                          strategies.

FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE HIGH YIELD PORTFOLIO)

 PERFORMANCE                                                        4     How the fund has done over time.

 FUND TALK                                                          7     The manager's review of fund
                                                                          performance, strategy and outlook.

 INVESTMENT CHANGES                                                 10    A summary of major shifts in the
                                                                          fund's investments over the past six
                                                                          months
                                                                          and one year.

 INVESTMENTS                                                        11    A complete list of the fund's
                                                                          investments with their market value.

 FINANCIAL STATEMENTS                                               23    Statements of assets and liabilities,
                                                                          operations, and changes in net
                                                                          assets,
                                                                          as well as financial highlights.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY MASSACHUSETTS TAX-FREE MONEY MARKET PORTFOLIO)

 PERFORMANCE                                                        27    How the fund has done over time.

 FUND TALK                                                          29    The manager's review of fund
                                                                          performance, strategy and outlook.

 INVESTMENT CHANGES                                                 31    A summary of major shifts in the
                                                                          fund's investments over the past six
                                                                          months
                                                                          and one year.

 INVESTMENTS                                                        32    A complete list of the fund's
                                                                          investments with their market value.

 FINANCIAL STATEMENTS                                               38    Statements of assets and liabilities,
                                                                          operations, and changes in net
                                                                          assets,
                                                                          as well as financial highlights.

NOTES                                                               42    Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS                                                         45    The auditors' opinion.

DISTRIBUTIONS                                                       46



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN(registered trademark)


(registered trademark)
MASSACHUSETTS
MUNICIPAL
MONEY MARKET
FUND
(FORMERLY SPARTAN MASSACHUSETTS
MUNICIPAL MONEY MARKET PORTFOLIO)

ANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market value.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    19   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              21   The auditors' opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal. These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                    PAST 1   LIFE OF
                                                  YEAR     FUND

Spartan Massachusetts Municipal
Money Market Fund                                 3.32%    14.92%

Massachusetts Tax-Free Money Market
Fund Average                                      3.26%    13.51%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on March 4, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market fund average, which reflects the performance of 11 Massachusetts tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past year. (The periods covered by the IBC/Donoghue numbers are the closest available match to those covered by the fund.) Recent U.S. Consumer Price Index information was not available from the U.S. Department of Labor at the time this report was printed.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                    PAST 1   LIFE OF
                                                  YEAR     FUND

Spartan Massachusetts Municipal
Money Market Fund                                 3.32%    2.87%

Massachusetts Tax-Free Money Market
Fund Average                                      3.26%    2.65%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                          1/30/95   4/24/95   7/31/95   10/30/95   1/29/96



Spartan Massachusetts     2.94%     3.63%     3.22%     3.28%      2.82%
Municipal Money Market
Fund



Massachusetts             2.95%     3.57%     3.15%     3.22%      2.77%
Tax-Free Money Market
Fund Average



Spartan Massachusetts     5.22%     6.45%     5.72%     5.82%      5.01%
Municipal Money Market
Fund - Tax-equivalent


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market fund average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 43.68%. Figures for the Massachusetts tax-free money market fund average are from IBC/Donoghue. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jan Bradburn,
Portfolio Manager of Spartan
Massachusetts Municipal
Money Market Fund
Q. JAN, HOW HAS THE INVESTMENT CLIMATE CHANGED DURING THE PAST YEAR?
A. Overall, conditions have been favorable, characterized by moderate growth, low inflation and declining interest rates. Twelve months ago, the Federal Reserve was still in a tightening mode, periodically raising interest rates in hopes of slowing down the pace of economic growth and preventing an outbreak of inflation. In February 1995, days after the period began, the Fed raised the interest rate banks charge each other for overnight loans - known as the federal funds rate - one-quarter percentage point. It was the seventh rate increase in a year, doubling the federal funds rate during that span to 6.00%. Not long after that, we began to see evidence that Fed policy was working. The economy expanded at an annual rate of only 2.7% during the first quarter of 1995, down from more than 5% during the previous quarter. When growth slowed still further to 1.3% during the second quarter of 1995, some economists warned of a recession. That's when the Fed shifted to an easing mode. Since then there have been three rate cuts of one-quarter percentage point each - in July 1995, December 1995 and January 1996. The federal funds rate ended the period at 5.25%.
Q. WHAT WAS YOUR STRATEGY IN THE FACE OF DECLINING RATES?
A. When the period began, the fund's average maturity was relatively short at 30 days, with a fairly high level of VRDNs (Variable Rate Demand Notes). That made sense since it was expected that the Fed would raise interest rates in February. That spring, as supply entered the market and rates declined, I moved the fund's average maturity farther out, reaching 61 days by the end of August. Since then, tighter supply and my desire to have the flexibility to respond to changing conditions have resulted in a slightly less aggressive average maturity for the fund - 52 days at the end of January 1996.
Q. HOW DID THE FUND PERFORM?
A. Spartan Massachusetts Municipal Money Market Fund's seven-day yield on January 31, 1996, was 2.83%, compared to 3.01% a year ago. For Massachusetts investors in the 43.68% combined state and federal income-tax bracket, the latest yield was the equivalent of a 5.02% yield on a taxable investment. Through January 31, 1996, the fund's one-year total return was 3.32%, compared to 3.26% for the Massachusetts tax-free money market fund average, according to IBC/Donoghue.
Q. WHAT'S THE OUTLOOK?
A. Given the likely prospects for continued slow economic growth and benign inflation, I think it's unlikely that we've seen the last of the Fed rate cuts in the current cycle. However, there's enough uncertainty in the market right now that it would be imprudent to extend the fund aggressively. So, in the months ahead, I'll look for opportunities to lock in longer-term securities at attractive rates but I probably won't move the fund's average maturity much beyond 60 days. My goal is to capture a portion of the higher yields available from longer-term securities without giving up the flexibility to respond to changing conditions.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Massachusetts
residents while maintaining a
$1.00 share price
START DATE: March 4, 1991
SIZE: as of January 31, 1996
more than $514 million
MANAGER: Janice Bradburn,
since 1992; manager, Fidelity
Ohio Municipal Money
Market, since 1993; Fidelity
Massachusetts Municipal
Money Market, since 1992;
Fidelity New York Municipal
Money Market, since 1989;
Spartan New York Municipal
Money Market, since 1990;
joined Fidelity in 1989
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            1/31/96            7/31/95            1/31/95

0 - 30      67                 76                 82

31 - 90     9                  10                 5

91 - 180    17                 2                  11

181 - 397   7                  12                 2

WEIGHTED AVERAGE MATURITY
                             1/31/96   7/31/95   1/31/95

Spartan Massachusetts
Municipal Money Market Fun   52 days   49 days   30 days
d

Massachusetts Tax-Free
Money Market Fund
Average  *                   52 days   48 days   34 days

ASSET ALLOCATION
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995

Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 5, Value: 5.0
Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 54%
Commercial
paper 19%
Tender bonds 3%
Municipal
notes 19%
Other 5%
Variable rate
demand notes
(VRDNs) 66%
Commercial
paper 16%
Tender bonds 4%
Municipal
notes 13%
Other 1%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS JANUARY 31, 1996

Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 95.8%
Andover Gen. Oblig. Bonds 7.25% 11/15/96  $ 1,200,000 $ 1,232,581
Arlington Gen. Oblig. Bonds 4.75% 12/1/96   800,000  807,435
Attleboro Gen. Oblig. Bonds 6.80% 12/1/96
(AMBAC Insured)   775,000  794,404
Boston City Hosp. Participating VRDN, Series PT-2, 3.30%
(Liquidity Facility Banque National de Paris) (c)   1,700,000  1,700,000
Boston Gen. Oblig. Bonds Series 1995 A, 5% 10/1/96
(MBIA insured)   4,000,000  4,029,882
Boston Wtr. & Swr. Commission Gen. Rev., VRDN:
 Series 1985 A, 3.10%, LOC Canadian Imperial
 Bank of Commerce   14,805,000  14,805,000
 Series 1994 A, 3%, LOC State Street Bank & Trust Co.   5,000,000
5,000,000
Boxborough BAN 3.80% 7/12/96   1,000,000  1,000,209
Chelmsford BAN 3.75% 6/28/96   1,900,000  1,900,740
Clipper Tax-Exempt Trust Participating VRDN, Series 93-2,
3.29% (Liquidity Facility State Street Bank & Trust Co.) (c)   15,630,200
15,630,200
Danvers BAN 4.10% 7/19/96   2,000,000  2,002,707
Edgartown BAN 3.80% 4/18/96   1,000,000  1,000,203
Fall River RAN 4.25% 6/28/96 (BPA Fleet National Bank)   850,000  852,407
Framingham BAN 4.10% 3/29/96   2,200,000  2,200,769
Georgetown BAN 4% 6/14/96,
LOC State Street Bank & Trust Co.   7,500,000  7,505,862
Holyoke Poll. Cont. Rev. (Holyoke Pwr. & Light Proj.)
Series 1988, 2.90%,
LOC Union Bank of Switzerland, VRDN   3,400,000  3,400,000
Lincoln BAN 4% 7/5/96   2,300,000  2,302,210
Marlborough BAN 4% 2/29/96   1,000,000  1,000,110
Mashpee BAN 3.70% 7/5/96   2,100,000  2,100,604
Massachusetts Bay Transit Auth. RAN:
 Series 1995 A, 5.50% 3/1/96   13,050,000  13,058,813
 Series 1995 B, 4.75% 9/6/96   9,200,000  9,239,616
Massachusetts Bay Transit Auth. Series C, 3.60% 2/15/96,
LOC Westdeutsche Landesbank, CP   3,000,000  3,000,000
Massachusetts Ed. Fin. Auth. Ed. Loan Rev., 2.90%,
VRDN (b)   16,500,000  16,500,000
Massachusetts Gen Oblig.:
 BAN Series 1995 A, 4.25% 6/12/96   20,000,000  20,042,677
 Bonds:
  Series A:
   7.25% 6/1/96   2,700,000  2,731,249
   7.25% 6/1/96 (FGIC Insured)   1,500,000  1,518,101
  Series 1996 A, 5% 1/1/97   2,740,000  2,774,138
 Participating VRDN (c):
  Series CR-159, 3.35% (Liquidity Facility Citibank)    3,200,000
3,200,000
  Series PW-21, 3.30%
  (Liquidity Facility Canadian Imperial Bank)   6,750,000  6,750,000
  Series 1993 A, 3.36% (AMBAC Insured)
  (Liquidity Facility Citibank)   4,000,000  4,000,000
  Series 1993 I, 3.35% (AMBAC Insured)
  (Liquidity Facility Citibank)   7,800,000  7,800,000
 Tender Option Ctfs. Series CR-147, 3.35%
 (Liquidity Facility Citibank) (c)   3,000,000  3,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Fac. Auth. Bonds
(Harvard Univ.):
  3.80%, tender 2/8/96  $ 1,500,000 $ 1,500,000
  3.80%, tender 2/14/96   1,000,000  1,000,000
  3.70%, tender 2/22/96   1,500,000  1,500,000
  3.40%, tender 5/15/96   4,000,000  4,000,000
Massachusetts Health & Ed. Facs. Auth. Rev., VRDN:
 (Capital Asset Prog.):
  Series A, 2.95%, LOC First Nat'l. Bank of Chicago   13,300,000
13,300,000
  Series G1, 2.75% (MBIA Insured) (BPA Credit Suisse)   4,700,000
4,700,000
 (Harvard Univ.) Series I, 2.75%   56,106,000  56,106,000
 (Massachusetts Institute of Technology) Series G, 2.80%   5,400,000
5,400,000
 (Newton Wellesley Hosp.) 2.90% (MBIA Insured)
 (Liquidity Facility Credit Suisse Bank)   5,900,000  5,900,000
 (Williams College) Series E, 3%   2,000,000  2,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg.
Series 1995 A, VRDN:
  3% (FNMA Guaranteed)   1,000,000  1,000,000
  3.05%, LOC Republic Bank of New York   8,300,000  8,300,000
Massachusetts Hsg. Fin. Agcy. Participating VRDN (c):
 Series PT-33, 3.40% (AMBAC Insured)
 (Liquidity Facility Banque Nationale de Paris) (b)   1,500,000  1,500,000
 Series PT-42, 3.30%
 (Liquidity Facility Commerzbank)   2,960,000  2,960,000
 Series 13-C, 3.15% (AMBAC Insured)
 (Liquidity Facility Morgan Guaranty Trust Co.)   3,600,000  3,600,000
Massachusetts Hsg. Fin. Agcy. Single Family Hsg. Rev.
Bonds:
  Series 34, 4.15%, tender 6/1/96 (FGIC & Capital Market
  Services, Inc. Insured) (b)   3,500,000  3,500,000
  Series 35, 4.10%, tender 6/1/96 (FGIC & Capital Market
  Services, Inc. Insured)   4,100,000  4,100,000
Massachusetts Ind. Fin. Agcy., VRDN:
 Rfdg. (WGBH Ed. Foundation Proj.) Series 1992, 3.10%,
 LOC Nat'l. Westminster Bank   2,305,000  2,305,000
 (Bradford College) Series 1995 A, 3.20%,
 LOC Bank of Boston   1,000,000  1,000,000
 (Edgewood Retirement Community) Series 1995 C,
  3.20%, LOC Dresdner Bank   3,000,000  3,000,000
 (General Signal Proj.) 2.80%,
 LOC Wachovia Bank of Georgia   3,000,000  3,000,000
 (Mary Ann Morse Nursing Home):
  Series A, 3.80%, LOC AMRO Bank   3,300,000  3,300,000
  Series B, 3%, LOC AMRO Bank   4,600,000  4,600,000
 (New England Deaconess Assoc.) Series 1993 B, 2.90%,
 LOC Banque Paribas   400,000  400,000
 (Riverdale Mills Corp.) Series 1995, 3.30%,
 LOC Bank of Boston (b)   2,200,000  2,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev., VRDN:
 Rfdg:
  (First Healthcare Corp. for Hillhaven Proj.) 3.30%,
  LOC Wachovia Bank of Georgia  $ 1,195,000 $ 1,195,000
  (First Healthcare Corp. Proj.) Series 1992 B, 3.30%,
  LOC Wachovia Bank of Georgia   1,130,000  1,130,000
  (Nova Realty) Series 1994, 3.10%,
  LOC Bank of Boston   2,000,000  2,000,000
  (Quamco Inc. Proj.):
   Series 1988 A, 2.90%, LOC Bank of Nova Scotia   550,000  550,000
   Series 1988 B, 2.90%, LOC Bank of Nova Scotia   725,000  725,000
 (Falmount Assisted Living) Series 1995, 3.15%,
 LOC Bank of Boston   2,200,000  2,200,000
Massachusetts Ind. Fin. Agcy. Ind. Rev.
(United Medical Corp.) Series 1992, 3.20%,
LOC Chemical Bank, VRDN (b)   1,400,000  1,400,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev. Rfdg. Bonds
(New England Pwr. Co. Proj.):
  Series 1992 B:
   3.80%, tender 2/13/96   3,000,000  3,000,000
   3.85%, tender 2/21/96   1,000,000  1,000,000
   3.80%, tender 2/27/96   2,800,000  2,800,000
   3.75%, tender 3/8/96   5,000,000  5,000,000
   3.50%, tender 3/27/96   4,000,000  4,000,000
   3.40%, tender 3/28/96   2,300,000  2,300,000
   3.35%, tender 5/23/96   4,000,000  4,000,000
   3.25%, tender 5/24/96   2,000,000  2,000,000
  Series 1993 A:
   3.35%, tender 2/29/96   2,300,000  2,300,000
   3.55%, tender 3/11/96   2,000,000  2,000,000
   3.40%, tender 3/13/96   2,200,000  2,200,000
   3.20%, tender 4/8/96   5,800,000  5,800,000
  Series 1993 B:
   3.15%, tender 2/23/96   1,700,000  1,700,000
   3.55%, tender 2/26/96   500,000  500,000
   3.10%, tender 3/6/96   1,000,000  1,000,000
   3.40%, tender 3/13/96   3,350,000  3,350,000
   3.20%, tender 4/8/96   2,600,000  2,600,000
   3.20%, tender 4/9/96   1,800,000  1,800,000
   3.30%, tender 4/10/96   2,800,000  2,800,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev. (Holyoke Wtr. Pwr.
Co. Proj.) Series 1990, 3.30%, LOC Swiss Bank, VRDN (b)   2,600,000
2,600,000
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev.
(Ogden-Haverhill Proj.) VRDN:
  Series 1986 B, 2.80%,
  LOC Union Bank of Switzerland (b)   12,650,000  12,650,000
  Series 1992 A, 2.90%,
  LOC Union Bank of Switzerland   9,395,000  9,395,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Series 1994 C, 2.85%,
LOC Canadian Imperial Bank, VRDN  $ 18,200,000 $ 18,200,000
Massachusetts Port Auth. Rev. Series 1995 B, 3.70%,
LOC Landesbank Hessen-Thuringen, VRDN (b)   1,705,000  1,705,000
Massachusetts Single Family Hsg. Auth. Bonds
3.65%, tender 3/1/96 (AMBAC Insured)
(Liquidity Facility Citibank) (b) (c) (d)   5,400,000  5,400,000
Massachusetts Tpk. Auth. Participating VRDN, Series PA-1009,
3.30% (Liquidity Facility Merrill Lynch & Co.) (c)   3,360,000  3,360,000
Massachusetts Wtr. Resource Auth.:
 Participating VRDN (c):
  Series PW-11, 3.30%
  (Liquidity Facility Bank of Nova Scotia)   2,000,000  2,000,000
  Series PW-20, 3.30% (Liquidity Facility CIBC)   2,000,000  2,000,000
 CP:
  3.70% 2/9/96, LOC Morgan Guaranty Trust Co.   4,000,000  4,000,000
  3.40% 2/12/96, LOC Morgan Guaranty Trust Co.   500,000  500,000
  3.65% 2/12/96, LOC Morgan Guaranty Trust Co.   1,100,000  1,100,000
  3.80% 2/14/96, LOC Morgan Guaranty Trust Co.   2,000,000  2,000,000
  3.75% 2/20/96, LOC Morgan Guaranty Trust Co.   5,400,000  5,400,000
  3.65% 2/27/96, LOC Morgan Guaranty Trust Co.   3,000,000  3,000,000
  3.75% 2/28/96, LOC Morgan Guaranty Trust Co.   3,000,000  3,000,000
  3.55% 3/12/96, LOC Morgan Guaranty Trust Co.   4,000,000  4,000,000
  3.30% 4/9/96, LOC Morgan Guaranty Trust Co.   2,500,000  2,500,000
  3.30% 5/16/96, LOC Morgan Guaranty Trust Co.   4,400,000  4,400,000
  3.30% 5/22/96, LOC Morgan Guaranty Trust Co.   3,000,000  3,000,000
Massachusetts Wtr. Resource Auth. Gen. Rev. Bonds
Series 1995 B, 4% 12/1/96   2,210,000  2,220,705
Methuen BAN 3.70% 12/6/96   1,000,000  1,000,816
Natick BAN:
 4.10% 5/22/96   2,710,000  2,710,791
 4% 8/8/96   2,420,000  2,424,486
Northampton BAN:
 3.80% 5/31/96   1,000,000  1,000,970
 4% 5/31/96   535,000  535,253
 4.20% 5/31/96   1,790,000  1,790,677
Northampton Bond 7.50% 12/1/96 (AMBAC Insured)   525,000  540,681
Pioneer Valley RAN 4.25% 8/9/96,
LOC State Street Bank & Trust Co.   4,000,000  4,004,879
Randolph Gen. Oblig. Bonds 5.45% 9/15/96
(AMBAC Insured)   819,000  827,630
Reading BAN:
 3.80% 7/12/96   3,000,000  3,000,627
 4% 7/12/96   2,440,000  2,441,560
Sharon Gen. Oblig. Bonds 4.45% 12/1/96   358,000  360,748
Springfield BAN 4.50% 2/9/96 (BPA Fleet Bank)   2,600,000  2,600,335
Westborough BAN 3.80% 7/18/96   1,500,000  1,500,332
Worcester BAN 4.25% 8/29/96,
LOC State Street Bank & Trust Co..   7,700,000  7,710,530
   487,281,937
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PUERTO RICO - 4.2%
Puerto Rico Commonwealth Participating VRDN, Series PT-63,
3%, (Liquidity Facility Bayerische Hypotheken) (c) $ 2,900,000 $ 2,900,000 Puerto Rico Elec. Pwr. Auth. Participating VRDN,
Series BT-105, 2.975%
(Liquidity Facility Bankers Trust Co.) (c)   7,068,600  7,068,600
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg. Bonds
Series W, 4.25% 7/1/96   6,700,000  6,709,254
Puerto Rico Government Development Bank, CP:
 3.15% 2/6/96   1,500,000  1,500,000
 3.35% 4/23/96   1,500,000  1,500,000
Univ. of Puerto Rico Participating VRDN, Series PA-109, 3%
(Liquidity Facility Merrill Lynch & Co.) (c)   1,425,000  1,425,000
   21,102,854
TOTAL INVESTMENTS - 100%  $ 508,384,791
Total Cost for Income Tax Purposes  $ 508,384,791

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Massachusetts
Single Family Hsg.
Auth. Bonds  12/1/95 $ 5,400,000
INCOME TAX INFORMATION
At January 31, 1996, the fund had a capital loss carryforward of approximately $16,000 of which $8,000 and $8,000 will expire on January 31, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996

6.ASSETS                                                          7.         8.

9.Investment in securities, at value - See accompanying           10.        $ 508,384,791
schedule

11.Cash                                                           12.         1,977,305


13.Interest receivable                                            14.         4,376,252

15. 16.TOTAL ASSETS                                               17.         514,738,348

18.LIABILITIES                                                    19.        20.

21.Distributions payable                                          $ 24,830   22.

23.Accrued management fee                                          221,791   24.

25. 26.TOTAL LIABILITIES                                          27.         246,621

28.29.NET ASSETS                                                  30.        $ 514,491,727

31.Net Assets consist of:                                         32.        33.

34.Paid in capital                                                35.        $ 514,506,141

36.Accumulated net realized gain (loss) on investments            37.         (14,414)

38.39.NET ASSETS, for 514,504,716 shares outstanding              40.        $ 514,491,727

41.42.NET ASSET VALUE, offering price and redemption              43.         $1.00
price per share ($514,491,727 (divided by) 514,504,716 shares)


STATEMENT OF OPERATIONS
 YEAR ENDED JANUARY 31, 1996

44.45.INTEREST INCOME                              46.           $ 17,374,672

47.EXPENSES                                        48.           49.

50.Management fee                                  $ 2,304,831   51.

52.Non-interested trustees' compensation            2,058        53.

54. Total expenses before reductions                2,306,889    55.

56. Expense reductions                              (16,501)      2,290,388

57.58.NET INTEREST INCOME                          59.            15,084,284

60.61.NET REALIZED GAIN (LOSS) ON INVESTMENTS      62.            (7,534)


63.64.NET INCREASE IN NET ASSETS RESULTING FROM    65.           $ 15,076,750
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR             YEAR
                                                         ENDED            ENDED
                                                         JANUARY 31,      JANUARY 31,
                                                         1996             1995

66.INCREASE (DECREASE) IN NET ASSETS

67.Operations                                            $ 15,084,284     $ 9,035,922
Net interest income

68. Net realized gain (loss)                              (7,534)          (7,953)

69. 70.NET INCREASE (DECREASE) IN NET ASSETS              15,076,750       9,027,969
RESULTING FROM OPERATIONS

71.Distributions to shareholders from net interest        (15,084,284)     (9,035,922)
income

72.Share transactions at net asset value of $1.00 per     630,560,707      566,930,253
share
Proceeds from sales of shares

73. Reinvestment of distributions from net interest       14,773,809       8,761,154
income

74. Cost of shares redeemed                               (537,122,656)    (516,275,938)

75.76.                                                    108,211,860      59,415,469
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

77.  78.TOTAL INCREASE (DECREASE) IN NET ASSETS           108,204,326      59,407,516

79.NET ASSETS                                            80.              81.

82. Beginning of period                                   406,287,401      346,879,885

83. End of period                                        $ 514,491,727    $ 406,287,401





                        YEARS ENDED JANUARY 31,                           SIX MONTHS    YEAR        MARCH 4, 1991
                                                                         ENDED         ENDED       (COMMENCEMENT
                                                                         JANUARY 31,   JULY 31,    OF OPERATIONS) TO
                                                                                         JULY 31,

                        1996                      1995        1994        1993          1992        1991

84.SELECTED PER-SHARE DATA

85.Net asset value,
beginning of period    $ 1.000                   $ 1.000     $ 1.000     $ 1.000       $ 1.000                         $ 1.000

86.Income from
Investment Operations   .033                      .024        .019        .012          .034                            .017
Net interest income

87.Less Distributions   (.033)                    (.024)      (.019)      (.012)        (.034)                          (.017)
From net interest income

88.Net asset value,
end of period           $ 1.000                   $ 1.000     $ 1.000     $ 1.000       $ 1.000                         $ 1.000

89.TOTAL RETURN B        3.32%                     2.42%       1.95%       1.23%         3.45%                           1.71%

90.RATIOS AND SUPPLEMENTAL DATA

91.Net assets, end of
period (000 omitted)    $ 514,492                 $ 406,287   $ 346,880   $ 333,655     $ 278,369                       $ 122,114

92.Ratio of expenses
to average net assets   .50%                      .50%        .40%        .17%A,        .05%                            .00%
                                                              C           C             C                               C

93.Ratio of net interest
income to average        3.27%                     2.40%       1.93%       2.44%A        3.29%                           4.17%
net assets                                                                                                             A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Spartan Massachusetts Municipal Money Market Portfolio to Spartan Massachusetts Municipal Money Market Fund. The fund's name change will be effective in 1996 with the next prospectus revision. Spartan Massachusetts Municipal Money Market Fund (the fund) is a fund of Fidelity Massachusetts Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $5,400,000 or 1.0% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $7,181 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR agreed to reimburse a portion of the fund's expenses. For the period, the reimbursement reduced the expenses by $16,501.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Spartan Massachusetts Municipal Money Market Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Spartan Massachusetts Municipal Money Market Portfolio ( the "Fund")at January 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Dallas, Texas
February 27, 1996
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Janice Bradburn, Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
Tax-Exempt Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE